Quarterly Holdings Report
for

Fidelity® Municipal Income Fund

September 30, 2019

HIY-QTLY-1119
1.807726.115

Schedule of Investments September 30, 2019 (Unaudited)

Showing Percentage of Net Assets

Municipal Bonds - 98.0%
	Principal Amount (000s)	Value (000s)
Alabama - 0.3%
Auburn Univ. Gen. Fee Rev. Series 2018 A, 5% 6/1/43	2,565	3,143
Jefferson County Gen. Oblig. Series 2018 A:
5% 4/1/25	$2,550	$2,999
5% 4/1/26	2,400	2,893
Montgomery Med. Clinic Facilities 5% 3/1/33	4,140	4,686

TOTAL ALABAMA		13,721

Arizona - 2.0%
Arizona Ctfs. of Prtn. Series 2010 A:
5.25% 10/1/26 (FSA Insured)	2,540	2,540
5.25% 10/1/28 (FSA Insured)	8,235	8,235
Arizona Health Facilities Auth. Rev. (Banner Health Sys. Proj.) Series 2007 B, 3 month U.S. LIBOR + 0.810% 2.364%, tender 1/1/37 (a)(b)	2,485	2,433
Arizona Indl. Dev. Auth. Rev. (Provident Group-Eastern Michigan Univ. Parking Proj.) Series 2018:
5% 5/1/48	910	1,041
5% 5/1/51	910	1,038
Chandler Indl. Dev. Auth. Indl. Dev. Rev. Bonds (Intel Corp. Proj.) Series 2019, 5%, tender 6/3/24 (a)(c)	19,500	22,377
Glendale Gen. Oblig. Series 2017:
5% 7/1/30	2,080	2,574
5% 7/1/31	3,105	3,828
Glendale Indl. Dev. Auth. (Terraces of Phoenix Proj.) Series 2018 A:
5% 7/1/38	235	253
5% 7/1/48	295	314
Maricopa County Indl. Dev. Auth. Sr. Living Facilities Series 2016:
5.75% 1/1/36 (d)	740	785
6% 1/1/48 (d)	4,540	4,801
Maricopa County Rev. Series 2016 A:
5% 1/1/32	8,280	10,043
5% 1/1/33	4,965	6,000
Phoenix Civic Impt. Board Arpt. Rev.:
Series 2013, 5% 7/1/22 (c)	830	908
Series 2017 A:
5% 7/1/33 (c)	910	1,101
5% 7/1/36 (c)	1,450	1,746
5% 7/1/37 (c)	1,075	1,291
Series 2017 B:
5% 7/1/29	2,070	2,589
5% 7/1/33	2,900	3,573
5% 7/1/36	3,310	4,047
5% 7/1/37	2,070	2,523
Phoenix Civic Impt. Corp. Excise Tax Rev. Series 2011 C, 5% 7/1/23	1,655	1,763
Pima County Swr. Sys. Rev. Series 2012 A, 5% 7/1/26	830	911
Salt Verde Finl. Corp. Sr. Gas Rev. Series 2007:
5.25% 12/1/21	2,900	3,116
5.25% 12/1/22	1,240	1,370
5.5% 12/1/29	7,370	9,601
Scottsdale Indl. Dev. Auth. Hosp. Rev. (Scottsdale Healthcare Proj.) Series 2006 C, 5% 9/1/35 (FSA Insured)	870	896
Tempe Indl. Dev. Auth. Rev. (Mirabella At ASU, Inc. Proj.):
Series 2017 A:
6.125% 10/1/47 (d)	440	503
6.125% 10/1/52 (d)	440	502
Series 2017 B, 6% 10/1/37 (d)	220	254

TOTAL ARIZONA		102,956

California - 3.6%
ABC Unified School District Series 1997 C, 0% 8/1/28 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,250	2,724
Cabrillo Unified School District Series A, 0% 8/1/20 (AMBAC Insured)	3,540	3,500
California Gen. Oblig.:
Series 2004, 5.25% 12/1/33	150	150
Series 2007, 5.625% 5/1/20	100	100
5.25% 4/1/35	7,080	7,752
5.5% 4/1/28	10	10
5.5% 4/1/30	5	5
California Health Facilities Fing. Auth. Rev. (Catholic Healthcare West Proj.) Series 2009 E, 5.625% 7/1/25	7,450	7,507
California Muni. Fin. Auth. Student Hsg. (CHF-Davis I, LLC - West Village Student Hsg. Proj.) Series 2018, 5% 5/15/38	7,200	8,656
California Pub. Fin. Auth. Univ. H (Claremont Colleges Proj.) Series 2017 A:
5% 7/1/27 (d)	750	808
5% 7/1/37 (d)	1,525	1,642
California Pub. Works Board Lease Rev. (Coalinga State Hosp. Proj.) Series 2013 E:
5% 6/1/26	1,985	2,245
5% 6/1/28	5,110	5,769
Folsom Cordova Union School District No. 4 Series A, 0% 10/1/31 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,520	1,142
Golden State Tobacco Securitization Corp. Tobacco Settlement Rev. Series 2017 A1:
5% 6/1/23	3,140	3,509
5% 6/1/24	1,770	2,020
Kern Cmnty. College District Gen. Oblig. Series 2006:
0% 11/1/28 (FSA Insured)	4,100	3,442
0% 11/1/30 (FSA Insured)	4,140	3,273
Long Beach Unified School District Series 2009, 5.5% 8/1/29	155	156
Los Angeles Hbr. Dept. Rev. Series 2019 A:
5% 8/1/22 (c)	5,105	5,619
5% 8/1/23 (c)	17,775	20,145
5% 8/1/24 (c)	10,100	11,761
5% 8/1/25 (c)	3,515	4,201
5% 8/1/26 (c)	1,350	1,652
Los Angeles Muni. Impt. Corp. Lease Rev. Series 2012 C:
5% 3/1/25	1,205	1,315
5% 3/1/27	1,655	1,804
Monrovia Unified School District Series B, 0% 8/1/29 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,745	3,042
Oakland Unified School District Alameda County Series 2015 A, 5% 8/1/29	1,450	1,728
Poway Unified School District:
(District #2007-1 School Facilities Proj.) Series 2008 A, 0% 8/1/32	4,885	3,688
Series 2011, 0% 8/1/46	950	424
Series B:
0% 8/1/37	6,455	4,140
0% 8/1/39	19,705	11,801
Poway Unified School District Pub. Fing.:
5% 9/1/24	825	949
5% 9/1/26	1,050	1,232
5% 9/1/29	2,185	2,538
5% 9/1/31	985	1,136
Sacramento City Fing. Auth. Rev. Series A, 0% 12/1/26 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	4,140	3,516
San Diego Unified School District:
Series 2008 C, 0% 7/1/34	2,980	2,102
Series 2008 E, 0% 7/1/47 (e)	7,205	6,118
San Francisco City & County Arpts. Commission Int'l. Arpt. Rev. Series 2019 B, 5% 5/1/49	3,765	4,642
San Jose Fing. Auth. Lease Rev. (Civic Ctr. Proj.) Series 2013 A:
5% 6/1/27	3,815	4,345
5% 6/1/31	4,790	5,441
San Marcos Unified School District Series 2010 B, 0% 8/1/47	17,635	7,914
San Mateo County Cmnty. College District Series A, 0% 9/1/26 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	4,495	4,053
Union Elementary School District Series B, 0% 9/1/22 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,240	1,190
Univ. of California Regents Med. Ctr. Pool Rev. Series 2013 J, 5% 5/15/48	2,485	2,749
Washington Township Health Care District Gen. Oblig.:
Series 2013 A, 5.5% 8/1/38	3,725	4,399
Series 2013 B, 5.5% 8/1/38	830	980
Washington Township Health Care District Rev. Series 2010 A:
5.25% 7/1/30	910	937
5.5% 7/1/38	3,160	3,252
West Contra Costa Unified School District Series 2012, 5% 8/1/26	1,655	1,827

TOTAL CALIFORNIA		185,050

Colorado - 1.6%
Arkansas River Pwr. Auth. Rev. Series 2018 A:
5% 10/1/38	2,080	2,446
5% 10/1/43	2,600	3,016
Colorado Health Facilities Auth.:
(Parkview Med. Ctr., Inc. Proj.) Series 2016:
4% 9/1/35	1,365	1,487
4% 9/1/36	1,075	1,168
5% 9/1/46	6,045	6,941
Series 2019 A:
5% 11/15/37	3,365	4,261
5% 11/15/39	2,955	3,711
Series 2019 A2, 5% 8/1/44	5,900	7,040
Colorado Health Facilities Auth. Retirement Hsg. Rev. (Liberty Heights Proj.) Series B, 0% 7/15/20 (Escrowed to Maturity)	5,795	5,731
Colorado Hsg. & Fin. Auth. Series 2019 H, 4.25% 11/1/49	1,600	1,767
Denver City & County Arpt. Rev.:
Series 2017 A:
5% 11/15/23 (c)	1,885	2,140
5% 11/15/26 (c)	2,855	3,471
5% 11/15/27 (c)	2,440	3,024
Series 2018 A:
5% 12/1/34 (c)	4,245	5,681
5% 12/1/36 (c)	4,140	5,054
5% 12/1/37 (c)	8,280	10,071
E-470 Pub. Hwy. Auth. Rev.:
Series 2000 B, 0% 9/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	11,240	11,087
Series 2010 C:
5.25% 9/1/25	830	858
5.375% 9/1/26	830	859

TOTAL COLORADO		79,813

Connecticut - 1.2%
Connecticut Gen. Oblig.:
Series 2014 C, 5% 6/15/25	1,390	1,645
Series 2015 B, 5% 6/15/32	1,980	2,300
Series 2016 B:
5% 5/15/25	9,080	10,722
5% 5/15/26	5,095	6,151
Series 2018 F:
5% 9/15/23	2,150	2,440
5% 9/15/24	2,690	3,132
5% 9/15/25	2,700	3,215
Connecticut Health & Edl. Facilities Auth. Rev.:
(Sacred Heart Univ., CT. Proj.) Series 2017 I-1:
5% 7/1/26	415	502
5% 7/1/27	290	358
5% 7/1/28	525	646
5% 7/1/29	330	405
Series 2016 K, 4% 7/1/46	7,315	7,742
Series 2018 K-3, 5% 7/1/36	895	1,059
Series 2019 A:
5% 7/1/39 (d)	3,930	4,331
5% 7/1/49 (d)	285	309
Series K1:
5% 7/1/27	415	499
5% 7/1/29	1,060	1,292
5% 7/1/30	830	1,006
5% 7/1/33	1,325	1,581
5% 7/1/34	620	737
Eastern Connecticut Resources Recovery Auth. Solid Waste Rev. (Wheelabrator Lisbon Proj.) Series A, 5.5% 1/1/20 (c)	660	671
Harbor Point Infrastructure Improvement District Series 2017:
5% 4/1/30 (d)	3,785	4,400
5% 4/1/39 (d)	4,865	5,492
New Britain Gen. Oblig. Series 2017 C, 5% 3/1/29 (FSA Insured)	885	1,076

TOTAL CONNECTICUT		61,711

District Of Columbia - 1.2%
District of Columbia Gen. Oblig. Series 2019 A, 5% 10/15/44	12,000	14,926
District of Columbia Rev. Series B, 4.75% 6/1/32	2,235	2,279
Metropolitan Washington Arpts. Auth. Dulles Toll Road Rev. (Dulles Metrorail and Cap. Impt. Projs.) Series 2019 A:
5% 10/1/35	2,115	2,633
5% 10/1/37	2,125	2,629
5% 10/1/39	2,000	2,463
5% 10/1/44	7,000	8,543
Metropolitan Washington DC Arpts. Auth. Sys. Rev. Series 2017 A:
5% 10/1/28 (c)	5,505	6,815
5% 10/1/29 (c)	6,690	8,247
5% 10/1/31 (c)	1,200	1,465
5% 10/1/32 (c)	1,855	2,258
5% 10/1/33 (c)	910	1,106
5% 10/1/35 (c)	2,070	2,502
5% 10/1/42 (c)	4,140	4,926

TOTAL DISTRICT OF COLUMBIA		60,792

Florida - 11.3%
Brevard County School Board Ctfs. of Prtn. Series 2015 C:
5% 7/1/25	1,655	1,979
5% 7/1/26	1,450	1,728
5% 7/1/28	1,445	1,713
Broward County Arpt. Sys. Rev.:
Series 2012 P-1, 5% 10/1/22 (c)	800	882
Series 2012 Q1, 5% 10/1/25	4,315	4,779
Series 2017:
5% 10/1/25 (c)	205	244
5% 10/1/26 (c)	830	1,008
5% 10/1/27 (c)	830	1,028
5% 10/1/29 (c)	2,200	2,716
5% 10/1/30 (c)	610	749
5% 10/1/32 (c)	2,900	3,538
5% 10/1/33 (c)	1,080	1,315
5% 10/1/34 (c)	1,055	1,281
5% 10/1/35 (c)	1,240	1,502
5% 10/1/36 (c)	1,655	1,999
5% 10/1/37 (c)	1,865	2,245
5% 10/1/42 (c)	3,520	4,196
5% 10/1/47 (c)	4,965	5,881
Series A:
5% 10/1/23 (c)	1,180	1,339
5% 10/1/28 (c)	2,485	2,950
5% 10/1/30 (c)	2,900	3,420
5% 10/1/31 (c)	2,485	2,920
5% 10/1/32 (c)	2,320	2,720
Broward County School Board Ctfs. of Prtn.:
(Broward County School District Proj.) Series 2016 A, 5% 7/1/28	555	676
Series 2012 A:
5% 7/1/24	1,795	1,975
5% 7/1/24 (Pre-Refunded to 7/1/22 @ 100)	1,845	2,027
5% 7/1/27	4,715	5,171
Series 2015 A:
5% 7/1/24	1,855	2,162
5% 7/1/27	830	986
Series 2015 B, 5% 7/1/24	2,280	2,657
Series 2016, 5% 7/1/32	1,820	2,182
Collier County Indl. Dev. Auth. Healthcare Facilities Rev. (NCH Healthcare Sys. Proj.) Series 2011, 6.25% 10/1/39	9,550	10,187
Duval County School Board Ctfs. of Prtn.:
Series 2015 B:
5% 7/1/28	1,705	2,007
5% 7/1/32	10,120	11,905
Series 2016 A, 5% 7/1/33	1,110	1,328
Florida Mid-Bay Bridge Auth. Rev.:
Series 2015 A, 5% 10/1/35	5,300	6,053
Series 2015 C:
5% 10/1/30	2,705	3,109
5% 10/1/40	1,655	1,860
Florida Muni. Pwr. Agcy. Rev.:
(Requirements Pwr. Supply Proj.) Series 2016 A:
5% 10/1/30	1,810	2,204
5% 10/1/31	1,975	2,397
(St. Lucie Proj.) Series 2012 A, 5% 10/1/26	3,065	3,367
Series 2015 B:
5% 10/1/28	830	986
5% 10/1/30	1,490	1,773
Gainesville Utils. Sys. Rev. Series 2019 A:
5% 10/1/44	7,500	9,340
5% 10/1/47	12,190	15,133
Greater Orlando Aviation Auth. Arpt. Facilities Rev.:
Series 2016 A, 5% 10/1/46 (c)	830	965
Series 2016:
5% 10/1/20 (c)	165	171
5% 10/1/21 (c)	1,280	1,367
5% 10/1/22 (c)	830	914
5% 10/1/24 (c)	2,485	2,882
5% 10/1/26 (c)	1,405	1,703
5% 10/1/27 (c)	830	1,026
Series 2017 A:
5% 10/1/24 (c)	1,925	2,233
5% 10/1/25 (c)	830	985
5% 10/1/27 (c)	1,655	2,046
5% 10/1/29 (c)	2,485	3,047
5% 10/1/30 (c)	2,665	3,251
5% 10/1/32 (c)	5,590	6,764
5% 10/1/34 (c)	4,965	5,979
5% 10/1/35 (c)	6,565	7,886
5% 10/1/36 (c)	6,210	7,442
5% 10/1/37 (c)	5,175	6,180
Halifax Hosp. Med. Ctr. Rev.:
4% 6/1/27	1,165	1,274
5% 6/1/24	230	262
Highlands County Health Facilities Auth. Rev. Series 2008:
6% 11/15/37	10,740	10,800
6% 11/15/37 (Pre-Refunded to 11/15/19 @ 100)	25	25
Jacksonville Sales Tax Rev. Series 2012, 5% 10/1/25	830	915
Lake County School Board Ctfs. of Prtn. Series 2014 A:
5% 6/1/27 (FSA Insured)	830	956
5% 6/1/28 (FSA Insured)	830	955
5% 6/1/30 (FSA Insured)	1,865	2,136
Lee County Arpt. Rev. Series 2011 A, 5.375% 10/1/32 (c)	5,225	5,553
Miami-Dade County Aviation Rev.:
Series 2010, 5.5% 10/1/30 (Pre-Refunded to 10/1/20 @ 100)	2,515	2,621
Series 2012 A:
5% 10/1/21 (c)	1,575	1,682
5% 10/1/22 (c)	830	912
5% 10/1/23 (c)	6,375	7,030
5% 10/1/24 (c)	7,490	8,260
5% 10/1/30 (Pre-Refunded to 10/1/22 @ 100) (c)	5,810	6,406
5% 10/1/31 (Pre-Refunded to 10/1/22 @ 100) (c)	3,310	3,649
Series 2014 A:
5% 10/1/28 (c)	4,140	4,778
5% 10/1/33 (c)	6,940	7,910
5% 10/1/36 (c)	13,125	14,886
Series 2015 A:
5% 10/1/29 (c)	1,310	1,539
5% 10/1/31 (c)	1,100	1,283
5% 10/1/35 (c)	4,555	5,176
Series 2016 A:
5% 10/1/29	1,200	1,461
5% 10/1/31	1,450	1,750
Series 2017 B, 5% 10/1/40 (c)	10,760	12,726
Miami-Dade County Cap. Asset Acquisition Series 2012 A, 5% 10/1/26	3,105	3,424
Miami-Dade County Expressway Auth.:
Series 2014 A, 5% 7/1/44	2,900	3,247
Series 2014 B:
5% 7/1/26	2,070	2,373
5% 7/1/27	1,450	1,659
5% 7/1/28	830	949
Series 2016 A:
5% 7/1/32	3,560	4,221
5% 7/1/33	3,020	3,562
Miami-Dade County School Board Ctfs. of Prtn.:
Series 2011 B, 5.625% 5/1/31	5,465	5,817
Series 2015 A:
5% 5/1/26	4,555	5,397
5% 5/1/27 (FSA Insured)	645	762
5% 5/1/28	9,695	11,391
5% 5/1/29	3,375	3,969
Series 2015 B:
5% 5/1/26	7,035	8,336
5% 5/1/27	18,320	21,565
Series 2016 A:
5% 5/1/30	6,225	7,443
5% 5/1/32	8,280	9,837
Series 2016 B, 5% 8/1/26	8,960	11,007
Miami-Dade County Transit Sales Surtax Rev. Series 2012, 5% 7/1/42	1,820	1,984
Miami-Dade County Wtr. & Swr. Rev. Series 2017 B, 4% 10/1/35	3,900	4,428
Orange County Health Facilities Auth.:
Series 2012 A, 5% 10/1/42	9,975	10,643
Series 2016 A:
5% 10/1/39	2,200	2,598
5% 10/1/44	1,605	1,877
Orange County School Board Ctfs. of Prtn. Series 2015 C, 5% 8/1/30	8,280	9,863
Orlando Utils. Commission Util. Sys. Rev. Series 2012 A, 5% 10/1/25	910	1,103
Palm Beach County Arpt. Sys. Rev. Series 2016:
5% 10/1/21 (c)	995	1,063
5% 10/1/23 (c)	1,095	1,241
5% 10/1/24 (c)	1,140	1,326
5% 10/1/27 (c)	830	1,006
5% 10/1/29 (c)	860	1,037
5% 10/1/30 (c)	1,530	1,839
5% 10/1/31 (c)	1,075	1,287
5% 10/1/32 (c)	1,655	1,977
5% 10/1/33 (c)	3,555	4,238
5% 10/1/34 (c)	3,730	4,436
5% 10/1/35 (c)	3,930	4,663
Palm Beach County Health Facilities Auth. Hosp. Rev. Series 2014:
5% 12/1/22 (Escrowed to Maturity)	555	617
5% 12/1/23 (Escrowed to Maturity)	1,155	1,323
5% 12/1/24 (Escrowed to Maturity)	1,265	1,488
5% 12/1/25 (Pre-Refunded to 12/1/24 @ 100)	445	523
5% 12/1/31 (Pre-Refunded to 12/1/24 @ 100)	415	488
Palm Beach County School Board Ctfs. of Prtn. Series 2015 D:
5% 8/1/28	3,905	4,648
5% 8/1/29	4,965	5,908
5% 8/1/31	13,725	16,249
Pinellas County Idr (Drs. Kiran & Pallavi Patel 2017 Foundation for Global Understanding, Inc. Proj.) Series 2019:
5% 7/1/29	400	479
5% 7/1/39	810	944
South Florida Wtr. Mgmt. District Ctfs. of Prtn. Series 2015:
5% 10/1/29	4,140	5,007
5% 10/1/32	5,190	6,190
South Lake County Hosp. District (South Lake Hosp., Inc.):
Series 2009 A:
6% 4/1/29	1,160	1,162
6.25% 4/1/39	2,730	2,735
Series 2010, 5.25% 10/1/34 (Pre-Refunded to 4/1/20 @ 100)	2,900	2,956
South Miami Health Facilities Auth. Hosp. Rev. (Baptist Med. Ctr., FL. Proj.) Series 2017:
4% 8/15/33	2,070	2,323
5% 8/15/26	2,815	3,431
5% 8/15/27	1,865	2,312
5% 8/15/28	1,240	1,547
5% 8/15/30	2,685	3,319
5% 8/15/31	2,590	3,185
5% 8/15/32	1,930	2,363
5% 8/15/34	5,360	6,523
5% 8/15/35	3,555	4,310
5% 8/15/42	5,465	6,475
5% 8/15/47	8,115	9,535
Tallahassee Health Facilities Rev.:
(Tallahassee Memorial Healthcare, Inc. Proj.) Series 2016 A, 5% 12/1/41	910	1,032
Series 2015 A, 5% 12/1/40	1,820	2,048
Tampa Tax Allocation (H. Lee Moffitt Cancer Ctr. Proj.) Series 2012 A:
5% 9/1/22	1,905	2,101
5% 9/1/25	340	373
Volusia County School Board Ctfs. of Prtn.:
(Florida Master Lease Prog.) Series 2016 A:
5% 8/1/29 (Build America Mutual Assurance Insured)	830	990
5% 8/1/32 (Build America Mutual Assurance Insured)	4,140	4,899
(Master Lease Prog.) Series 2014 B:
5% 8/1/25	1,470	1,707
5% 8/1/26	280	324

TOTAL FLORIDA		572,485

Georgia - 1.3%
Atlanta Arpt. Rev. Series 2019 B, 5% 7/1/25 (c)	1,870	2,218
Atlanta Wtr. & Wastewtr. Rev. 5% 11/1/27	830	992
Bartow County Dev. Auth. Poll. Cont. Rev. Bonds (Georgia Pwr. Co. Plant Bowen Proj.) Series 1997 1, 2.05%, tender 11/19/21 (a)	1,655	1,664
Burke County Indl. Dev. Auth. Poll. Cont. Rev. Bonds (Oglethorpe Pwr. Corp. Vogtle Proj.) Series 2013 A, 2.4%, tender 4/1/20 (a)	6,290	6,311
DeKalb County Wtr. & Swr. Rev. Series 2011 A, 5.25% 10/1/36	2,485	2,666
Fulton County Dev. Auth. Rev. Series 2019:
4% 6/15/49	1,515	1,700
5% 6/15/52	5,540	6,794
Georgia Muni. Gas Auth. Rev. (Gas Portfolio III Proj.) Series S:
5% 10/1/22	2,835	3,131
5% 10/1/23	3,310	3,654
Glynn-Brunswick Memorial Hosp. Auth. Rev. (Southeast Georgia Health Sys. Proj.) Series 2017:
4% 8/1/43	1,860	1,945
5% 8/1/39	1,705	1,941
5% 8/1/43	2,275	2,651
Main Street Natural Gas, Inc. Bonds Series 2018 C, 4%, tender 12/1/23 (a)	21,230	23,045
Private Colleges & Univs. Auth. Rev. (The Savannah College of Art and Design Projs.) Series 2014:
5% 4/1/25	2,900	3,358
5% 4/1/30	1,655	1,899
5% 4/1/44	3,160	3,559

TOTAL GEORGIA		67,528

Hawaii - 0.8%
Hawaii Arpts. Sys. Rev.:
Series 2015 A:
5% 7/1/41 (c)	6,210	7,100
5% 7/1/45 (c)	16,455	18,740
Series 2018 A:
5% 7/1/29 (c)	1,055	1,322
5% 7/1/30 (c)	1,240	1,545
5% 7/1/31 (c)	1,215	1,506
5% 7/1/32 (c)	1,240	1,531
5% 7/1/33 (c)	1,265	1,557
State of Hawaii Dept. of Trans. Series 2013:
5% 8/1/22 (c)	1,305	1,425
5.25% 8/1/24 (c)	1,655	1,878
5.25% 8/1/25 (c)	2,070	2,346

TOTAL HAWAII		38,950

Idaho - 0.0%
Idaho Hsg. & Fin. Assoc. Single Family Mtg. Series 2019 A, 4% 1/1/50	790	863
Illinois - 23.6%
Boone & Winnebago County Cmnty. Unit School District 200:
0% 1/1/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,500	1,468
0% 1/1/22 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,615	1,549
Chicago Board of Ed.:
Series 1998 B1, 0% 12/1/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,960	1,856
Series 1999 A, 5.25% 12/1/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,975	2,094
Series 2010 F, 5% 12/1/20	1,070	1,105
Series 2011 A:
5% 12/1/41	4,790	4,980
5.25% 12/1/41	2,965	3,098
5.5% 12/1/39	6,540	6,875
Series 2012 A, 5% 12/1/42	7,630	8,062
Series 2015 C, 5.25% 12/1/39	1,405	1,549
Series 2016 B, 6.5% 12/1/46	660	799
Series 2017 A, 7% 12/1/46 (d)	2,320	2,953
Series 2017 C:
5% 12/1/22	2,175	2,356
5% 12/1/23	1,880	2,079
5% 12/1/24	4,770	5,356
5% 12/1/25	2,725	3,103
5% 12/1/26	800	923
5% 12/1/30	2,105	2,439
5% 12/1/34	1,245	1,425
Series 2017 D:
5% 12/1/23	2,460	2,720
5% 12/1/24	1,030	1,156
5% 12/1/31	2,485	2,866
Series 2017 H, 5% 12/1/36	95	108
Series 2018 A:
5% 12/1/25	830	945
5% 12/1/26	830	958
5% 12/1/28	3,915	4,623
5% 12/1/30	1,655	1,946
5% 12/1/32	950	1,108
5% 12/1/35	830	960
Series 2018 C, 5% 12/1/46	3,250	3,675
Series 2019 A:
4% 12/1/27	5,000	5,415
5% 12/1/22	1,575	1,706
5% 12/1/27	1,625	1,901
5% 12/1/28	2,910	3,436
5% 12/1/28	2,000	2,362
5% 12/1/33	1,300	1,527
Chicago Midway Arpt. Rev.:
Series 2014 A:
5% 1/1/27 (c)	8,550	9,654
5% 1/1/28 (c)	15,855	17,868
5% 1/1/33 (c)	4,450	4,967
5% 1/1/34 (c)	2,150	2,397
Series 2016 A, 5% 1/1/28 (c)	1,655	1,953
Series 2016 B:
4% 1/1/35	1,305	1,431
5% 1/1/36	1,655	1,939
5% 1/1/37	2,235	2,613
5% 1/1/46	5,865	6,768
Chicago O'Hare Int'l. Arpt. Rev.:
Series 2013 B, 5% 1/1/27	5,195	5,775
Series 2013 D, 5% 1/1/27	2,650	2,946
Series 2015 A:
5% 1/1/31 (c)	5,000	5,748
5% 1/1/32 (c)	10,100	11,582
Series 2015 C:
5% 1/1/24 (c)	1,190	1,353
5% 1/1/46 (c)	1,985	2,231
Series 2016 B, 5% 1/1/34	5,050	5,965
Series 2016 C:
5% 1/1/33	2,255	2,668
5% 1/1/34	2,610	3,083
Series 2016 G:
5% 1/1/37 (c)	1,655	1,952
5% 1/1/42 (c)	1,655	1,931
5.25% 1/1/29 (c)	290	356
5.25% 1/1/31 (c)	330	401
Series 2017 A, 5% 1/1/31	2,925	3,547
Series 2017 B:
5% 1/1/35	1,740	2,088
5% 1/1/37	7,080	8,455
Series 2017 C:
5% 1/1/30	495	603
5% 1/1/31	495	600
5% 1/1/32	540	653
Series 2017 D:
5% 1/1/28 (c)	2,475	2,998
5% 1/1/29 (c)	2,070	2,500
5% 1/1/32 (c)	2,235	2,667
5% 1/1/34 (c)	3,360	3,992
5% 1/1/35 (c)	2,485	2,945
5% 1/1/36 (c)	3,090	3,654
5% 1/1/37 (c)	1,655	1,952
Chicago O'Hare Int'l. Arpt. Spl. Facilities Rev. Series 2018:
5% 7/1/38 (c)	2,185	2,584
5% 7/1/48 (c)	9,030	10,556
Chicago Transit Auth.:
Series 2014, 5.25% 12/1/49	14,900	16,759
Series 2017, 5% 12/1/46	3,395	3,859
Chicago Transit Auth. Cap. Grant Receipts Rev. Series 2017:
5% 6/1/22	1,670	1,808
5% 6/1/23	1,505	1,672
5% 6/1/24	255	291
5% 6/1/25	255	298
5% 6/1/26	205	244
Cook County Forest Preservation District:
Series 2012 A, 5% 11/15/22	1,655	1,800
Series 2012 C, 5% 12/15/21	830	882
Cook County Gen. Oblig.:
Series 2010 A:
5.25% 11/15/22	570	594
5.25% 11/15/33	14,925	15,472
Series 2010 G, 5% 11/15/25	2,815	2,923
Series 2012 C, 5% 11/15/24	9,190	10,069
Series 2016 A:
5% 11/15/26	4,420	5,343
5% 11/15/27	2,320	2,777
5% 11/15/28	3,020	3,602
5% 11/15/29	3,760	4,460
5% 11/15/30	4,140	4,887
Grundy & Will Counties Cmnty. School Gen. Obligan Series 2017, 5% 2/1/25	745	865
Illinois Fin. Auth. Rev.:
(Bradley Univ. Proj.) Series 2017 C:
5% 8/1/29	540	651
5% 8/1/30	760	913
5% 8/1/32	1,015	1,210
(Depaul Univ. Proj.) Series 2016 A:
4% 10/1/34	830	924
5% 10/1/29	830	1,004
5% 10/1/30	830	1,000
5% 10/1/35	1,655	1,968
(OSF Healthcare Sys.) Series 2018 A:
4.125% 5/15/47	25,725	28,062
5% 5/15/43	34,525	41,015
(Palos Cmnty. Hosp. Proj.) Series 2010 C:
5.375% 5/15/25	25,025	25,581
5.375% 5/15/30	6,020	6,139
(Presence Health Proj.) Series 2016 C:
3.625% 2/15/32	950	1,019
4% 2/15/33	225	252
5% 2/15/25	190	226
5% 2/15/26	2,525	3,077
5% 2/15/29	5,110	6,304
5% 2/15/36	1,160	1,384
(Rosalind Franklin Univ. Research Bldg. Proj.) Series 2017 C, 5% 8/1/46	830	941
(Rush Univ. Med. Ctr. Proj.) Series 2015 A, 5% 11/15/34	415	477
Series 2009, 5% 8/15/23 (Pre-Refunded to 8/15/20 @ 100)	1,545	1,594
Series 2010, 5.25% 5/1/25	5,795	5,922
Series 2012 A:
5% 5/15/20	415	424
5% 5/15/22	1,805	1,964
5% 5/15/23	250	272
Series 2012:
4% 9/1/32	7,265	7,616
5% 9/1/32	1,575	1,723
5% 9/1/38	21,730	23,628
5% 11/15/43	4,315	4,575
Series 2013:
5% 11/15/24	415	456
5% 11/15/27	85	93
5% 11/15/28	2,380	2,590
5% 11/15/29	1,160	1,260
5% 5/15/43	9,775	10,367
Series 2014, 5% 8/1/38	11,050	12,524
Series 2015 A:
5% 11/15/21	495	532
5% 11/15/35	1,985	2,294
5% 11/15/45	2,670	3,010
Series 2015 B, 5% 11/15/27	2,615	3,078
Series 2015 C:
4.125% 8/15/37	735	773
5% 8/15/35	6,175	7,033
5% 8/15/44	30,175	33,857
Series 2016 A:
5% 8/15/22	830	898
5% 8/15/25	1,970	2,284
5% 8/15/26	2,635	3,113
5% 7/1/28	1,020	1,222
5% 2/15/29	4,255	5,031
5% 2/15/30	4,490	5,283
5% 7/1/30	590	702
5% 2/15/31	3,620	4,238
5% 7/1/31	1,040	1,228
5% 2/15/32	3,520	4,102
5% 7/1/33	540	632
5% 7/1/34	4,140	4,829
5% 8/15/34	535	616
5% 8/15/35	420	483
5% 7/1/36	2,140	2,481
5% 8/15/36	1,685	1,932
5.25% 8/15/27	1,865	2,230
5.25% 8/15/28	2,395	2,859
5.25% 8/15/30	1,840	2,186
5.25% 8/15/31	495	585
Series 2016 B:
5% 8/15/31	6,095	7,366
5% 8/15/32	5,000	6,006
5% 8/15/34	6,220	7,434
5% 8/15/36	8,680	10,300
Series 2016 C:
3.75% 2/15/34	1,215	1,305
4% 2/15/36	5,160	5,747
5% 2/15/24	555	642
5% 2/15/30	6,425	7,869
5% 2/15/31	12,595	15,365
5% 2/15/32	3,660	4,447
5% 2/15/34	2,920	3,514
5% 2/15/41	8,845	10,429
Series 2016:
4% 2/15/41	14,780	16,274
4% 2/15/41 (Pre-Refunded to 2/15/27 @ 100)	30	35
5% 5/15/29	1,040	1,237
5% 12/1/29	1,420	1,677
5% 5/15/30	2,200	2,605
5% 12/1/46	3,865	4,413
Series 2017 A:
5% 1/1/36	1,860	2,163
5% 8/1/42	730	830
Series 2017:
5% 1/1/29	2,775	3,434
5% 7/1/33	5,640	6,882
5% 7/1/34	4,640	5,641
5% 7/1/35	3,900	4,730
Series 2018 A:
4.25% 1/1/44	2,465	2,661
5% 1/1/44	14,900	17,114
Illinois Gen. Oblig.:
Series 2010, 5% 1/1/21 (FSA Insured)	2,565	2,586
Series 2012 A, 4% 1/1/23	2,090	2,161
Series 2012:
5% 8/1/21	1,985	2,086
5% 3/1/23	4,265	4,522
5% 8/1/23	3,810	4,167
Series 2013:
5% 1/1/22	2,420	2,437
5.5% 7/1/24	830	916
5.5% 7/1/25	4,315	4,760
Series 2014:
5% 2/1/22	880	934
5% 2/1/23	3,665	3,966
5% 2/1/25	3,005	3,295
5% 2/1/26	2,270	2,488
5% 4/1/28	1,895	2,077
5% 5/1/28	1,780	1,954
5.25% 2/1/31	360	395
Series 2016:
5% 2/1/23	1,500	1,623
5% 2/1/24	8,285	9,085
5% 6/1/25	7,295	8,187
5% 11/1/25	2,485	2,808
5% 6/1/26	995	1,135
5% 2/1/27	5,585	6,393
Series 2017 D:
5% 11/1/22	19,770	21,286
5% 11/1/23	20,695	22,653
5% 11/1/24	28,975	32,229
5% 11/1/25	28,795	32,286
5% 11/1/26	8,690	9,857
5% 11/1/27	2,900	3,319
Series 2019 B:
5% 9/1/21	3,990	4,211
5% 9/1/22	3,915	4,213
5% 9/1/23	3,990	4,372
5% 9/1/24	3,990	4,423
Illinois Hsg. Dev. Auth. Multi-family Hsg. Rev. Series 2019, 2.9% 7/1/35	6,312	6,513
Illinois Muni. Elec. Agcy. Pwr. Supply Series 2015 A:
5% 2/1/26	8,585	10,176
5% 2/1/31	3,370	3,947
Illinois Toll Hwy. Auth. Toll Hwy. Rev.:
Series 2015 A:
5% 1/1/37	3,020	3,503
5% 1/1/40	12,915	14,898
Series 2015 B, 5% 1/1/40	7,205	8,347
Series 2016 A:
5% 12/1/31	5,825	6,875
5% 12/1/32	8,525	10,028
Joliet School District #86 Gen. Oblig. Series 2002, 0% 11/1/19 (FSA Insured)	1,655	1,653
Kane, McHenry, Cook & DeKalb Counties Unit School District #300:
0% 12/1/21 (AMBAC Insured)	2,560	2,456
0% 12/1/21 (Escrowed to Maturity)	1,575	1,527
6.5% 1/1/20 (AMBAC Insured)	2,600	2,633
Kendall, Kane & Will Counties Cmnty. Unit School District #308 Series 2016:
5% 2/1/34	5,795	6,722
5% 2/1/35	4,140	4,791
5% 2/1/36	7,120	8,224
Lake County Cmnty. High School District #117, Antioch Series 2000 B, 0% 12/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,495	1,461
McHenry & Kane Counties Cmnty. Consolidated School District #158 Series 2004, 0% 1/1/24 (FSA Insured)	4,220	3,848
Metropolitan Pier & Exposition:
(McCormick Place Expansion Proj.):
Series 1992 A, 0% 6/15/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,990	2,949
Series 1996 A, 0% 6/15/23 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,215	4,800
Series 2010 B1:
0% 6/15/43 (FSA Insured)	41,985	18,723
0% 6/15/44 (FSA Insured)	48,430	20,791
0% 6/15/45 (FSA Insured)	25,250	10,408
0% 6/15/47 (FSA Insured)	3,000	1,138
Series 2012 B, 0% 12/15/51	10,845	3,175
Series A:
0% 6/15/22 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,045	987
0% 12/15/24 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,560	2,262
Series 1996 A, 0% 6/15/24	2,535	2,270
Series 2002, 5.5% 6/15/20	220	221
Series 2017 B:
5% 12/15/25	830	942
5% 12/15/26	2,755	3,175
5% 12/15/27	295	344
5% 12/15/31	560	639
5% 12/15/34	330	373
Series A, 0% 12/15/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,785	1,778
Railsplitter Tobacco Settlement Auth. Rev. Series 2017:
5% 6/1/27	4,140	4,984
5% 6/1/28	2,275	2,731
Univ. of Illinois Rev.:
(Auxiliary Facilities Sys. Proj.):
Series 1991, 0% 4/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	6,625	6,563
Series 1999 A:
0% 4/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,325	1,313
0% 4/1/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	4,110	3,995
Series 2010 A:
5% 4/1/25	5,070	5,153
5.25% 4/1/30	3,475	3,531
Series 2013:
6% 10/1/42	4,555	5,148
6.25% 10/1/38	4,495	5,136
Series 2018 A, 5% 4/1/30	3,425	4,274
Will County Cmnty. Unit School District #365-U:
Series 2007 B, 0% 11/1/26 (FSA Insured)	5,095	4,410
Series 2012, 0% 11/1/25	985	869
0% 11/1/19 (Escrowed to Maturity)	1,215	1,214
0% 11/1/19 (FSA Insured)	7,790	7,781
Will County Illinois Series 2016:
5% 11/15/31	1,340	1,594
5% 11/15/32	1,020	1,210
5% 11/15/33	1,240	1,466
5% 11/15/34	1,240	1,461

TOTAL ILLINOIS		1,202,481

Indiana - 1.6%
Crown Point Multi-School Bldg. Corp. 0% 1/15/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	6,195	6,079
Indiana Fin. Auth. Rev.:
Series 2012:
5% 3/1/30	3,790	4,069
5% 3/1/41	6,920	7,361
Series 2015 A, 5.25% 2/1/32	5,845	7,046
Series 2016:
4% 9/1/21	330	346
5% 9/1/22	250	275
5% 9/1/23	375	424
5% 9/1/24	560	650
5% 9/1/26	1,075	1,308
5% 9/1/27	540	654
5% 9/1/28	2,535	3,062
5% 9/1/29	1,240	1,491
5% 9/1/30	1,160	1,390
Indiana Fin. Auth. Wastewtr. Util. Rev.:
(CWA Auth. Proj.):
Series 2012 A:
5% 10/1/24	330	366
5% 10/1/26	2,105	2,333
Series 2015 A, 5% 10/1/30	3,990	4,663
Series 2011 A, 5.25% 10/1/25	1,450	1,559
Indianapolis Local Pub. Impt.:
(Courthouse and Jail Proj.) Series 2019 A, 5% 2/1/49	4,655	5,728
Series 2016:
4% 1/1/32 (c)	830	923
4% 1/1/33 (c)	830	920
4% 1/1/34 (c)	830	918
4% 1/1/35 (c)	2,300	2,535
5% 1/1/26 (c)	875	1,045
Lake Central Multi-District School Bldg. Corp. Series 2012 B, 5% 1/15/30	1,700	1,892
Purdue Univ. Rev. Series 2018 DD:
5% 7/1/34	995	1,265
5% 7/1/35	1,960	2,484
5% 7/1/36	2,130	2,692
5% 7/1/37	1,970	2,481
5% 7/1/38	2,345	2,946
Saint Joseph County Econ. Dev. Auth. Rev. (St. Mary's College Proj.):
Series 2019:
4% 4/1/38 (f)	260	288
4% 4/1/46 (f)	6,035	6,568
5% 4/1/43 (f)	460	556
Series 2020:
4% 4/1/38 (f)	1,510	1,640
5% 4/1/32 (f)	1,805	2,211
Zionsville Cmnty. Schools Bldg. Series 2005, 5% 7/15/20 (FSA Insured)	1,610	1,642

TOTAL INDIANA		81,810

Iowa - 0.1%
Iowa Fin. Auth. Rev. Series A:
5% 5/15/43	1,145	1,299
5% 5/15/48	2,670	3,020

TOTAL IOWA		4,319

Kansas - 0.6%
Kansas Dev. Fin. Agcy. Series 2009:
5.75% 11/15/38 (Pre-Refunded to 11/15/19 @ 100)	230	231
5.75% 11/15/38 (Pre-Refunded to 11/15/19 @ 100)	10,120	10,174
Wyandotte County/Kansas City Unified Govt. Util. Sys. Rev.:
Series 2012 A:
5% 9/1/23	1,540	1,695
5% 9/1/25	3,310	3,638
5% 9/1/26	1,615	1,773
Series 2016 A:
5% 9/1/40	3,740	4,316
5% 9/1/45	5,630	6,472

TOTAL KANSAS		28,299

Kentucky - 0.8%
Kenton County Arpt. Board Arpt. Rev. Series 2016:
5% 1/1/21	540	563
5% 1/1/22	600	650
5% 1/1/23	350	391
5% 1/1/28	1,310	1,580
5% 1/1/31	1,240	1,476
5% 1/1/32	1,240	1,470
Kentucky Econ. Dev. Fin. Auth. Rev. Louisville Arena Auth., Inc. Series 2017 A, 5% 12/1/47 (FSA Insured)	1,340	1,463
Kentucky State Property & Buildings Commission Rev. (Proj. No. 119) Series 2018:
5% 5/1/26	830	998
5% 5/1/27	2,435	2,963
5% 5/1/29	4,510	5,551
5% 5/1/32	1,185	1,459
5% 5/1/33	915	1,123
5% 5/1/34	1,045	1,280
5% 5/1/35	615	742
5% 5/1/36	520	626
Louisville & Jefferson County Series 2013 A:
5.5% 10/1/33	2,815	3,184
5.75% 10/1/38	7,255	8,237
Louisville/Jefferson County Metropolitan Gov. Series 2012 A:
5% 12/1/28 (Pre-Refunded to 6/1/22 @ 100)	615	671
5% 12/1/29 (Pre-Refunded to 6/1/22 @ 100)	3,645	3,979
5% 12/1/30 (Pre-Refunded to 6/1/22 @ 100)	600	655
Pikeville Hosp. Rev. (Pikeville Med. Ctr., Inc. Proj.) Series 2011, 6.5% 3/1/41	2,485	2,620

TOTAL KENTUCKY		41,681

Louisiana - 1.0%
Calcasieu Parish Memorial Hosp. (Lake Charles Memorial Hosp. Proj.) Series 2019:
5% 12/1/34	1,105	1,326
5% 12/1/39	1,065	1,255
Louisiana Pub. Facilities Auth. Hosp. Rev. (Franciscan Missionaries of Our Lady Health Sys. Proj.) Series 2017 A, 5% 7/1/47	1,950	2,263
Louisiana Pub. Facilities Auth. Rev.:
(Tulane Univ. of Louisiana Proj.) Series 2016 A:
5% 12/15/24	1,240	1,455
5% 12/15/25	2,585	3,106
5% 12/15/26	1,045	1,285
5% 12/15/28	1,655	2,016
5% 12/15/29	1,175	1,426
5% 12/15/30	2,320	2,805
Series 2018 E:
5% 7/1/37	1,615	1,971
5% 7/1/38	1,260	1,534
New Orleans Aviation Board Rev.:
(North Term. Proj.):
Series 2015 B:
5% 1/1/27 (c)	1,160	1,340
5% 1/1/29 (c)	4,295	4,939
5% 1/1/30 (c)	5,795	6,647
5% 1/1/31 (c)	2,070	2,368
5% 1/1/40 (c)	6,860	7,714
Series 2017 B:
5% 1/1/27 (c)	330	398
5% 1/1/28 (c)	205	246
5% 1/1/32 (c)	330	391
5% 1/1/33 (c)	580	685
5% 1/1/34 (c)	180	212
5% 1/1/35 (c)	330	388
Series 2017 D2:
5% 1/1/27 (c)	415	501
5% 1/1/28 (c)	595	715
5% 1/1/31 (c)	530	631
5% 1/1/33 (c)	850	1,004
5% 1/1/34 (c)	1,020	1,203
5% 1/1/36 (c)	775	910
5% 1/1/37 (c)	1,275	1,492

TOTAL LOUISIANA		52,226

Maine - 1.1%
Maine Health & Higher Edl. Facilities Auth. Rev.:
(Eastern Maine Healthcare Systems Proj.) Series 2013, 5% 7/1/43	3,745	4,032
Series 2013, 5% 7/1/25	1,475	1,623
Series 2016 A:
4% 7/1/41	1,935	2,026
4% 7/1/46	3,180	3,316
5% 7/1/41	8,620	9,665
5% 7/1/46	22,975	25,693
Series 2017 B:
4% 7/1/25	375	422
4% 7/1/31	580	648
4% 7/1/32	415	460
4% 7/1/34	835	923
5% 7/1/26	270	327
5% 7/1/28	420	515
5% 7/1/29	330	403
5% 7/1/33	830	996
5% 7/1/35	630	754
Maine Tpk. Auth. Tpk. Rev. Series 2015:
5% 7/1/32	870	1,027
5% 7/1/36	2,150	2,517
5% 7/1/38	555	647

TOTAL MAINE		55,994

Maryland - 0.7%
City of Westminster Series 2016:
5% 11/1/27	2,150	2,547
5% 11/1/28	2,275	2,694
5% 11/1/29	2,410	2,840
5% 11/1/30	2,555	2,992
Maryland Econ. Dev. Auth. Rev. (Ports America Chesapeake LLC. Proj.) Series 2017 A:
5% 6/1/30	1,035	1,277
5% 6/1/35	1,655	2,002
Maryland Econ. Dev. Corp. (Purple Line Lt. Rail Proj.) Series 2016 D:
5% 3/31/41 (c)	1,505	1,709
5% 3/31/46 (c)	2,485	2,801
Maryland Health & Higher Edl. Facilities Auth. Rev.:
(Medstar Health, Inc. Proj.) Series 2017 A, 5% 5/15/45	2,645	3,110
(Univ. of Maryland Med. Sys. Proj.) Series 2008 F, 5.25% 7/1/21	830	833
Series 2010, 5.625% 7/1/30 (Pre-Refunded to 7/1/20 @ 100)	2,785	2,875
Series 2015, 5% 7/1/24	625	721
Series 2016 A:
4% 7/1/42	1,430	1,516
5% 7/1/35	575	667
Maryland St Cmnty. Dev. Admin Dept. Hsg. & Cmnty. Dev. Series 2019 B, 4% 9/1/49	4,420	4,836
Rockville Mayor & Council Econ. Dev. (Rfdg.-Ingleside King Farm Proj.) Series 2017:
2.5% 11/1/24	1,455	1,456
3% 11/1/25	1,070	1,076

TOTAL MARYLAND		35,952

Massachusetts - 2.0%
Massachusetts Dev. Fin. Agcy. Rev.:
(Lawrence Gen. Hosp. MA. Proj.) Series 2017:
5% 7/1/25	170	193
5% 7/1/29	590	683
5% 7/1/30	630	727
5% 7/1/31	665	763
5% 7/1/32	830	948
5% 7/1/34	830	946
5% 7/1/37	830	938
5% 7/1/42	745	833
5% 7/1/47	1,160	1,292
(Lawrence Gen. Hosp.) Series 2017:
5% 7/1/20	370	377
5% 7/1/21	380	398
(Lesley Univ. Proj.) Series 2016, 5% 7/1/39	1,360	1,583
(Partners Healthcare Sys., Inc. Proj.):
Series 2017 S:
5% 7/1/30	3,210	4,044
5% 7/1/34	3,500	4,343
Series 2017, 4% 7/1/41	8,280	9,265
(Tufts Med. Ctr. Proj.) Series 2011, 6.75% 1/1/36 (Pre-Refunded to 1/1/21 @ 100)	1,310	1,397
(Univ. of Massachusetts Health Cr., Inc. Proj.) Series 2017 L, 4% 7/1/44	830	895
(Wentworth Institute of Technology Proj.) Series 2017:
5% 10/1/27	830	990
5% 10/1/28	875	1,044
5% 10/1/29	920	1,094
5% 10/1/31	1,015	1,194
5% 10/1/32	1,065	1,247
Series 2016:
5% 10/1/29	830	1,026
5% 10/1/30	1,240	1,526
5% 7/1/31	1,385	1,643
5% 10/1/31	1,340	1,641
5% 10/1/43	8,995	10,274
Series 2017:
5% 7/1/27	535	622
5% 7/1/34	1,325	1,567
5% 7/1/35	1,000	1,180
Series 2019, 5% 9/1/59	16,180	19,296
Series BB1, 5% 10/1/46	345	410
Massachusetts Edl. Fing. Auth. Rev. Series 2019 B:
5% 7/1/27 (c)	1,000	1,217
5% 7/1/28 (c)	1,915	2,370
Massachusetts Gen. Oblig.:
Series 2016 B, 5% 7/1/31	2,005	2,441
Series 2017 A, 5% 4/1/36	1,750	2,135
Series 2017 D, 5% 2/1/33	4,460	5,474
Massachusetts Health & Edl. Facilities Auth. Rev. (Blood Research Institute Proj.) Series A, 6.5% 2/1/22	890	894
Massachusetts Port Auth. Rev.:
Series 2016 A:
5% 7/1/33	1,740	2,107
5% 7/1/34	895	1,082
5% 7/1/38	1,300	1,557
Series 2016 B, 5% 7/1/43 (c)	7,110	8,309
Series 2017 A, 5% 7/1/25 (c)	1,500	1,778

TOTAL MASSACHUSETTS		103,743

Michigan - 2.6%
Detroit Downtown Dev. Auth. Tax:
Series 2018 A, 5% 7/1/32 (FSA Insured)	1,000	1,129
Series A, 5% 7/1/34 (FSA Insured)	1,000	1,126
Detroit School District School Bldg. and Site Impt. Series 2012 A, 5% 5/1/23	3,310	3,607
Great Lakes Wtr. Auth. Sew Disp. Sys. Series 2018 A:
5% 7/1/43	2,030	2,464
5% 7/1/48	8,725	10,561
Kalamazoo Hosp. Fin. Auth. Hosp. Facilities Rev. Series 2016, 5% 5/15/28	1,955	2,344
Lansing Board of Wtr. & Lt. Util. Rev. 5.5% 7/1/41	2,485	2,651
Michigan Bldg. Auth. Rev. (Facilities Prog.):
Series 2015 I, 5% 4/15/30	4,140	4,937
Series 2016 I, 5% 4/15/24	245	285
Michigan Fin. Auth. Rev.:
(Charter County of Wayne Criminal Justice Ctr. Proj.) Series 2018, 5% 11/1/43	2,570	3,123
(Trinity Health Proj.) Series 2017:
5% 12/1/35	1,585	1,940
5% 12/1/42	2,140	2,564
Series 2012 A:
5% 6/1/20 (Escrowed to Maturity)	1,695	1,735
5% 6/1/21 (Escrowed to Maturity)	290	307
5% 6/1/27 (Pre-Refunded to 6/1/22 @ 100)	2,900	3,178
Series 2012, 5% 11/15/42	8,595	9,249
Series 2015 MI, 5% 12/1/24	3,680	4,333
Series 2016, 5% 11/15/41	1,560	1,837
Series 2019 A, 5% 11/15/48	2,105	2,560
Series MI, 5.5% 12/1/27	3,930	4,774
Michigan Hosp. Fin. Auth. Rev.:
(Trinity Health Proj.) Series 2008 C, 5% 12/1/32	1,240	1,533
Series 2012 A, 5% 6/1/26	1,655	1,804
Oakland Univ. Rev. Series 2019:
5% 3/1/44	8,540	10,418
5% 3/1/50	13,450	16,292
Portage Pub. Schools Series 2016:
5% 11/1/30	2,365	2,860
5% 11/1/31	2,090	2,513
5% 11/1/36	205	244
Wayne County Arpt. Auth. Rev.:
Series 2015 F, 5% 12/1/27 (c)	5,790	6,860
Series 2015 G, 5% 12/1/28 (c)	4,555	5,384
Series 2017 A:
4% 12/1/33 (FSA Insured)	1,230	1,398
4% 12/1/34 (FSA Insured)	1,020	1,156
4% 12/1/35 (FSA Insured)	995	1,125
4% 12/1/36 (FSA Insured)	1,035	1,167
5% 12/1/31	310	382
5% 12/1/32	315	387
5% 12/1/34	580	708
5% 12/1/35	540	657
5% 12/1/37	355	429
Series 2017 B:
5% 12/1/29 (c)	495	608
5% 12/1/30 (c)	580	709
5% 12/1/31 (c)	660	803
5% 12/1/32 (c)	420	509
5% 12/1/32 (c)	540	654
5% 12/1/34 (c)	495	597
5% 12/1/35 (c)	540	650
5% 12/1/37 (c)	705	843
5% 12/1/42 (c)	830	981
Series 2018 D, 5% 12/1/29 (c)	3,645	4,572

TOTAL MICHIGAN		130,947

Minnesota - 0.3%
Duluth Econ. Dev. Auth. Health Care Facilities Rev. Series 2018 A, 5% 2/15/48	6,000	7,056
Maple Grove Health Care Sys. Rev.:
Series 2015, 5% 9/1/29	2,345	2,757
Series 2017:
4% 5/1/21	415	431
5% 5/1/25	660	777
Minnesota Higher Ed. Facilities Auth. Rev. Series 2018 A:
5% 10/1/30	615	748
5% 10/1/45	1,370	1,600
Moorhead Edl. Facilities Rev. (The Concordia College Corp. Proj.) Series 2016, 5% 12/1/25	990	1,112
Saint Paul Hsg. & Redev. Auth. Hosp. Rev. (HealthEast Care Sys. Proj.) Series 2015 A, 5% 11/15/44 (Pre-Refunded to 11/15/25 @ 100)	1,255	1,513

TOTAL MINNESOTA		15,994

Missouri - 0.8%
Cape Girardeau County Indl. Dev. Auth. (Southeast Hosp. Proj.) Series 2017 A:
5% 3/1/30	580	682
5% 3/1/31	620	723
5% 3/1/36	1,240	1,426
Kansas City Spl. Oblig.:
5% 9/1/26	980	983
5% 9/1/27	405	406
5% 9/1/28	830	832
5% 9/1/29	830	832
5% 9/1/30	1,150	1,153
Missouri Dev. Fin. Board Infrastructure Facilities Rev. (City of Branson-Branson Landing Proj.) Series 2005 A, 6% 6/1/20	380	391
Missouri Health & Edl. Facilities Auth. Edl. Facilities Rev. Series 2015 B:
3.125% 2/1/27	830	887
3.25% 2/1/28	830	892
4% 2/1/40	660	707
5% 2/1/29	1,025	1,213
5% 2/1/31	2,150	2,530
5% 2/1/33	2,375	2,775
5% 2/1/36	2,235	2,589
Missouri Health & Edl. Facilities Rev. Series 2019 A:
4% 10/1/48	2,850	3,166
5% 10/1/46	5,575	6,810
Missouri Hsg. Dev. Commission Single Family Mtg. Rev. Series 2019, 4% 5/1/50	940	1,031
Saint Louis Arpt. Rev. Series 2019 C:
5% 7/1/33	2,390	3,029
5% 7/1/34	1,750	2,211
Saint Louis County Indl. Dev. Auth. Sr. Living Facilities Rev.:
Series 2017, 5% 9/1/48	1,000	1,132
Series 2018 A:
5.125% 9/1/48	2,460	2,796
5.125% 9/1/49	2,665	3,027

TOTAL MISSOURI		42,223

Montana - 0.0%
Montana Board Hsg. Single Family:
Series 2017 B, 4% 12/1/48 (c)	1,295	1,359
Series 2019 B, 4% 6/1/50	460	513

TOTAL MONTANA		1,872

Nebraska - 0.4%
Douglas County Neb Edl. Facilities Rev. (Creighton Univ. Proj.) Series 2017:
4% 7/1/34	830	942
5% 7/1/36	570	691
Nebraska Invt. Fin. Auth. Single Family Hsg. Rev. Series 2019 B, 4% 9/1/49 (c)	2,645	2,870
Nebraska Pub. Pwr. District Rev. Series 2016 B:
5% 1/1/37	2,050	2,418
5% 1/1/40	935	1,096
Omaha Arpt. Auth. Arpt. Rev.:
Series 2017 A:
5% 12/15/22 (c)	620	687
5% 12/15/23 (c)	620	706
5% 12/15/25 (c)	330	394
5% 12/15/26 (c)	1,190	1,454
5% 12/15/27 (c)	830	1,012
5% 12/15/30 (c)	1,240	1,500
5% 12/15/31 (c)	650	784
5% 12/15/33 (c)	660	792
5% 12/15/35 (c)	1,655	1,977
5% 12/15/36 (c)	420	500
Series 2017 C, 5% 12/15/21 (c)	340	366

TOTAL NEBRASKA		18,189

Nevada - 0.6%
Clark County McCarran Int'l. Arpt. Passenger Facility Charge Rev. (Clark County Arpt. Rev. Proj.) Series 2017 B:
5% 7/1/20 (c)	1,625	1,668
5% 7/1/22 (c)	1,865	2,039
5% 7/1/23 (c)	3,310	3,720
Las Vegas Valley Wtr. District Wtr. Impt. Gen. Oblig.:
Series 2011 C, 5% 6/1/24	4,485	4,759
Series 2016 B, 5% 6/1/36	3,750	4,497
Nevada Hsg. Division Single Family Mtg. Rev. Series 2019 B, 4% 10/1/49	1,440	1,580
Washoe County Gas Facilities Rev. Bonds:
Series 2016 F, 2.05%, tender 4/15/22 (a)(c)	8,400	8,456
Series 2016, 2.05%, tender 4/15/22 (a)(c)	5,000	5,033

TOTAL NEVADA		31,752

New Hampshire - 1.7%
New Hampshire Health & Ed. Facilities Auth.:
(Concord Hosp.) Series 2017, 5% 10/1/42	2,485	2,965
(Dartmouth-Hitchcock Oblgtd Grp Proj.) Series 2018 A:
5% 8/1/28	415	517
5% 8/1/29	705	874
5% 8/1/30	830	1,024
(Partners Healthcare Sys., Inc. Proj.):
Series 2017 5% 7/1/29	3,275	4,146
Series 2017:
5% 7/1/30	2,125	2,677
5% 7/1/31	4,750	5,955
5% 7/1/32	3,185	3,977
5% 7/1/33	2,900	3,610
5% 7/1/34	4,415	5,478
5% 7/1/35	4,635	5,731
5% 7/1/36	4,870	6,003
5% 7/1/37	4,290	5,263
Series 2017 B, 4.125% 7/1/24 (d)	1,750	1,753
Series 2017 C, 3.5% 7/1/22 (d)	550	551
New Hampshire Health & Ed. Facilities Auth. Rev.:
(Covenant Health Sys., Inc. Proj.) Series 2012, 5% 7/1/42	310	323
Series 2012:
4% 7/1/32	2,295	2,395
5% 7/1/24	830	906
5% 7/1/25	980	1,069
5% 7/1/27	415	452
Series 2016:
3% 10/1/20	465	471
4% 10/1/38	2,010	2,179
5% 10/1/22	885	972
5% 10/1/24	1,755	2,032
5% 10/1/25	1,740	2,063
5% 10/1/29	5,525	6,601
5% 10/1/31	4,315	5,108
5% 10/1/33	3,355	3,954
5% 10/1/38	6,185	7,186
New Hampshire Tpk. Sys. Rev. Series 2012 B, 5% 2/1/24	1,470	1,590

TOTAL NEW HAMPSHIRE		87,825

New Jersey - 4.7%
Atlantic County Impt. Auth. (Atlantic City Campus Proj.) Series 2016 A:
5% 7/1/28 (FSA Insured)	860	1,036
5% 7/1/30 (FSA Insured)	2,105	2,531
5% 7/1/32 (FSA Insured)	1,035	1,234
5% 7/1/33 (FSA Insured)	1,075	1,277
New Jersey Econ. Dev. Auth. Rev.:
(New Jersey Gen. Oblig. Proj.):
Series 2015 XX, 5% 6/15/25	10,905	12,589
Series 2017 B, 5% 11/1/23	14,900	16,734
Series 2013 NN:
5% 3/1/26	4,125	4,517
5% 3/1/27	51,700	56,550
5% 3/1/29	2,055	2,242
Series 2013:
5% 3/1/24	14,900	16,390
5% 3/1/25	1,820	1,996
Series 2015 XX, 5.25% 6/15/27	14,075	16,307
Series 2016 AAA:
5.5% 6/15/31	1,655	1,978
5.5% 6/15/32	4,140	4,931
New Jersey Edl. Facility Series 2016 A:
5% 7/1/31	1,740	2,051
5% 7/1/32	1,985	2,333
New Jersey Health Care Facilities Fing. Auth. Rev.:
Series 2016 A:
5% 7/1/20	415	425
5% 7/1/21	275	290
5% 7/1/22	275	299
5% 7/1/23	970	1,083
5% 7/1/24	1,600	1,828
5% 7/1/25	1,660	1,938
5% 7/1/26	915	1,089
5% 7/1/26	275	327
5% 7/1/27	420	499
5% 7/1/27	620	761
5% 7/1/28	300	367
5% 7/1/29	580	686
5% 7/1/29	415	491
5% 7/1/30	690	812
5% 7/1/30	830	1,010
Series 2016:
4% 7/1/48	2,400	2,566
5% 7/1/41	2,865	3,269
New Jersey Higher Ed. Student Assistance Auth. Student Ln. Rev.:
Series 2017 1A:
5% 12/1/22 (c)	1,000	1,101
5% 12/1/23 (c)	1,675	1,889
5% 12/1/26 (c)	830	997
Series 2017 1B, 5% 12/1/21 (c)	1,060	1,136
Series 2018 B:
5% 12/1/25 (c)	3,495	4,121
5% 12/1/26 (c)	1,035	1,243
New Jersey Trans. Trust Fund Auth.:
(Trans. Prog.) Series 2019 AA, 5.25% 6/15/43	21,525	25,231
Series 2001 A, 6% 6/15/35	3,230	3,446
Series 2005 B, 5.25% 12/15/22 (AMBAC Insured)	330	367
Series 2010 A, 0% 12/15/27	9,485	7,687
Series 2014 AA, 5% 6/15/24	8,280	9,429
Series 2016 A:
5% 6/15/27	2,250	2,678
5% 6/15/28	9,150	10,811
5% 6/15/29	1,865	2,199
Series 2016 A-2, 5% 6/15/23	4,455	4,977

TOTAL NEW JERSEY		239,748

New Mexico - 0.1%
New Mexico Mtg. Fin. Auth. Series 2019 D, 3.75% 1/1/50	2,035	2,213
New York - 3.2%
Dorm. Auth. New York Univ. Rev.:
(Fordham Univ. Proj.) Series 2017:
4% 7/1/33	1,035	1,177
4% 7/1/34	1,035	1,173
Series 2017:
4% 12/1/20 (d)	800	819
4% 12/1/21 (d)	900	940
5% 12/1/22 (d)	1,400	1,531
5% 12/1/23 (d)	1,200	1,346
5% 12/1/24 (d)	1,100	1,264
5% 12/1/25 (d)	1,200	1,411
Hudson Yards Infrastructure Corp. New York Rev. Series 2012 A, 5.75% 2/15/47	5,445	5,754
Long Island Pwr. Auth. Elec. Sys. Rev. Series 2012 A, 5% 9/1/42	10,760	11,756
MTA Hudson Rail Yards Trust Oblig. Series 2016 A, 5% 11/15/56	26,320	29,319
New York City Gen. Oblig.:
Series 2003 A, 5.5% 8/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5	5
Series 2012 E, 5% 8/1/24	4,140	4,491
Series 2015 C, 5% 8/1/27	580	688
Series 2016 C and D, 5% 8/1/28	2,175	2,638
Series 2016 E, 5% 8/1/28	3,645	4,479
New York City Indl. Dev. Agcy. Rev. (Yankee Stadium Proj.) Series 2006, 5% 3/1/31	3,910	3,943
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev.:
Series 2012 EE, 5.25% 6/15/30	5,960	6,575
Series 2013 2, 5% 6/15/47	1,750	1,942
Series AA, 5% 6/15/40	5,100	6,458
New York City Transitional Fin. Auth. Bldg. Aid Rev.:
Series 2015 S1, 5% 7/15/43	4,140	4,767
Series 2015 S2, 5% 7/15/35	1,465	1,728
New York Dorm. Auth. Mental Health Svcs. Facilities Impt. Rev. Series 2012 A, 5% 5/15/23	4,635	5,088
New York Dorm. Auth. Revs. Series 2010 A, 5% 7/1/26	3,310	3,399
New York Dorm. Auth. Sales Tax Rev. Series 2016 A, 5% 3/15/34	5,630	6,808
New York Metropolitan Trans. Auth. Rev.:
Series 2012 D, 5% 11/15/25	10,250	11,337
Series 2014 B, 5% 11/15/44	8,280	9,336
Series 2015 A1, 5% 11/15/45	6,170	7,049
New York State Mtg. Agcy. Homeowner Mtg. Series 221, 3.5% 10/1/32 (c)	1,010	1,084
New York Trans. Dev. Corp. (Laguardia Arpt. Term. Redev. Proj.) Series 2016 A, 5% 7/1/41 (c)	3,560	3,957
New York Urban Dev. Corp. Rev.:
(New York State Gen. Oblig. Proj.) Series 2017 A, 5% 3/15/34	5,215	6,351
Gen. Oblig. (New York State Gen. Oblig. Proj.) Series 2017 A, 5% 3/15/32	4,470	5,482
Onondaga Civic Dev. Corp. (Le Moyne College Proj.) Series 2018, 5% 1/1/43	830	973
Rockland County Gen. Oblig. Series 2014 A:
4% 3/1/23 (FSA Insured)	930	1,012
4% 3/1/24 (FSA Insured)	1,140	1,267
Triborough Bridge & Tunnel Auth. Revs. Series 2015 A, 5.25% 11/15/45	4,140	4,918

TOTAL NEW YORK		162,265

North Carolina - 0.8%
Charlotte Ctfs. of Prtn. (Convention Facility Projs.) Series 2019 A:
5% 6/1/44	4,000	4,989
5% 6/1/46	2,120	2,637
Charlotte Int'l. Arpt. Rev.:
Series 2017 A:
5% 7/1/30	1,265	1,583
5% 7/1/33	1,040	1,288
5% 7/1/37	2,910	3,566
Series 2017 B:
5% 7/1/20 (c)	165	169
5% 7/1/21 (c)	175	186
5% 7/1/22 (c)	125	137
5% 7/1/23 (c)	135	152
5% 7/1/24 (c)	155	180
5% 7/1/25 (c)	85	101
5% 7/1/26 (c)	85	103
5% 7/1/27 (c)	160	199
5% 7/1/28 (c)	135	167
5% 7/1/29 (c)	195	241
5% 7/1/30 (c)	210	258
5% 7/1/31 (c)	395	484
5% 7/1/32 (c)	420	513
5% 7/1/33 (c)	440	536
5% 7/1/34 (c)	460	559
5% 7/1/35 (c)	315	382
5% 7/1/36 (c)	255	308
5% 7/1/37 (c)	300	362
5% 7/1/42 (c)	975	1,163
Series 2017 C, 4% 7/1/32	1,190	1,378
Nash Health Care Sys. Health Care Facilities Rev.:
Series 2012, 5% 11/1/41	4,490	4,743
5% 11/1/30 (FSA Insured)	1,055	1,058
New Hanover County Hosp. Rev. Series 2017:
5% 10/1/27	275	330
5% 10/1/42	2,215	2,552
5% 10/1/47	1,000	1,145
North Carolina Med. Care Cmnty. Health Series 2012 A, 5% 11/15/26	1,070	1,165
North Carolina Med. Care Commission Health Care Facilities Rev. (Rex Healthcare Proj.) Series 2010 A, 5% 7/1/30	7,805	7,983
North Carolina Muni. Pwr. Agcy. #1 Catawba Elec. Rev. Series 2009 A, 5% 1/1/30	790	792

TOTAL NORTH CAROLINA		41,409

North Dakota - 0.1%
Cass County Health Care Facilities Rev. (Essentia Health Obligated Group Proj.) Series 2008, 5.125% 2/15/37 (Assured Guaranty Corp. Insured)	4,430	4,483
McLean County Solid Waste Facilities Rev. (Great River Energy Projs.) Series 2010 B, 5.15% 7/1/40	1,905	1,943

TOTAL NORTH DAKOTA		6,426

Ohio - 2.2%
Akron Bath Copley Hosp. District Rev. Series 2016, 5.25% 11/15/46	7,285	8,567
Allen County Hosp. Facilities Rev.:
(Mercy Health) Series 2017 A:
5% 8/1/25	2,475	2,938
5% 8/1/26	1,645	1,997
5% 8/1/27	2,060	2,549
5% 8/1/28	2,060	2,577
5% 8/1/29	4,130	5,142
5% 8/1/30	3,520	4,355
Bonds (Mercy Health) Series 2017 B, 5%, tender 5/5/22 (a)	3,030	3,300
American Muni. Pwr., Inc. Rev.:
(Prairie State Energy Campus Proj.) Series 2015, 5% 2/15/28	11,675	13,373
Series 2012 B:
5% 2/15/42	1,615	1,725
5% 2/15/42 (Pre-Refunded to 2/15/22 @ 100)	460	499
Columbus City School District 5% 12/1/29	1,740	2,127
Fairfield County Hosp. Facilities Rev. (Fairfield Med. Ctr. Proj.) Series 2013, 5.25% 6/15/43	3,470	3,654
Franklin County Hosp. Facilities Rev. (Ohiohealth Corp. Proj.) Series 2015, 5% 5/15/40	5,525	6,352
Hamilton County Convention Facilities Auth. Rev. Series 2014:
5% 12/1/25	2,975	3,383
5% 12/1/26	555	630
Lake County Hosp. Facilities Rev.:
Series 2015:
5% 8/15/29	1,160	1,346
5% 8/15/30	1,245	1,437
5.75% 8/15/38	135	135
6% 8/15/43	660	662
Lancaster Port Auth. Gas Rev. Bonds Series 2019, 5%, tender 2/1/25 (a)	9,350	10,852
Muskingum County Hosp. Facilities (Genesis Healthcare Sys. Obligated Group Proj.) Series 2013:
5% 2/15/33	3,685	3,983
5% 2/15/44	4,415	4,731
5% 2/15/48	11,260	12,043
Ohio Hsg. Fin. Agcy. Residential Mtg. Rev. (Mtg. Backed Securities Prog.) Series 2019 B, 4.5% 3/1/50	670	749
Ohio Tpk. Commission Tpk. Rev. (Infrastructure Proj.) Series 2005 A, 0% 2/15/42	2,150	1,122
Scioto County Hosp. Facilities Rev.:
Series 2016:
5% 2/15/29	1,815	2,144
5% 2/15/34	370	429
Series 2019, 5% 2/15/29	4,500	5,134
Univ. of Akron Gen. Receipts Series 2016 A, 5% 1/1/35	3,725	4,422
Wood County Hosp. Facilities Rev. (Wood County Hosp. Assoc. Proj.) Series 2012:
5% 12/1/32	620	658
5% 12/1/42	825	867

TOTAL OHIO		113,882

Oklahoma - 0.2%
Canadian Cny Edl. Facilities Auth. (Mustang Pub. Schools Proj.) Series 2017:
5% 9/1/26	2,305	2,812
5% 9/1/28	1,210	1,467
Oklahoma City Pub. Property Auth. Hotel Tax Rev. Series 2015:
5% 10/1/28	1,050	1,251
5% 10/1/29	1,160	1,380
5% 10/1/36	830	979
5% 10/1/39	1,655	1,949
Oklahoma Dev. Fin. Auth. Health Sys. Rev. (OU Medicine Proj.) Series 2018 B:
5% 8/15/22	415	450
5% 8/15/23	215	239
Oklahoma Pwr. Auth. Pwr. Supply Sys. Rev. Series 2014 A, 5% 1/1/38	1,070	1,246

TOTAL OKLAHOMA		11,773

Oregon - 0.2%
Clackamas County Hosp. Facility Auth. (Willamette View Proj.) Series 2017 B, 3% 11/15/22	660	661
Oregon Facilities Auth. Rev. (Legacy Health Sys. Proj.) Series 2009 A, 5% 3/15/30	830	842
Oregon State Dept. of Administrative Svcs. Lottery Rev. Series 2011 A, 5.25% 4/1/31	645	681
Oregon State Hsg. & Cmnty. Svcs. Dept. Series 2019 A, 4% 7/1/50	7,870	8,640

TOTAL OREGON		10,824

Pennsylvania - 6.8%
Cap. Region Wtr. Wtr. Rev. Series 2018:
5% 7/15/27	830	1,033
5% 7/15/29	1,290	1,621
5% 7/15/32	830	1,027
Centre County Pennsylvania Hosp. Auth. Rev. (Mount Nittany Med. Ctr. Proj.):
Series 2011, 7% 11/15/46 (Pre-Refunded to 11/15/21 @ 100)	2,565	2,864
Series 2018 A, 5% 11/15/23	1,075	1,216
Dauphin County Gen. Auth. (Pinnacle Health Sys. Proj.) Series 2016 A:
5% 6/1/21	290	306
5% 6/1/23	415	465
5% 6/1/28	885	1,067
5% 6/1/29	970	1,165
Delaware County Auth. Rev. (Cabrini College) Series 2017, 5% 7/1/47	3,310	3,759
Doylestown Hosp. Auth. Hosp. Rev. Series 2016 A, 5% 7/1/46	1,205	1,331
Dubois Hosp. Auth. Hosp. Rev. (Penn Highlands Healthcare Proj.) Series 2018:
4% 7/15/33	2,070	2,284
4% 7/15/35	2,135	2,343
4% 7/15/37	4,140	4,500
5% 7/15/25	330	389
5% 7/15/26	1,035	1,246
5% 7/15/27	1,745	2,136
5% 7/15/28	1,285	1,584
5% 7/15/29	1,385	1,704
5% 7/15/30	1,815	2,220
5% 7/15/31	1,240	1,509
5% 7/15/32	1,305	1,580
5% 7/15/34	1,405	1,693
5% 7/15/36	4,150	4,975
5% 7/15/38	4,990	5,902
5% 7/15/43	5,795	6,803
Lehigh County Gen. Purp. Auth. Rev. (Muhlenberg College Proj.) Series 2017, 5% 2/1/39	2,140	2,534
Lehigh County Indl. Dev. Auth. Poll. Cont. Rev. Bonds (PPL Elec. Utils. Corp. Proj.) Series 2016 A, 1.8%, tender 9/1/22 (a)	4,145	4,155
Monroe County Hosp. Auth. Rev. Series 2016:
5% 7/1/26	830	989
5% 7/1/27	830	996
5% 7/1/28	830	994
5% 7/1/34	3,045	3,585
5% 7/1/36	1,655	1,940
Montgomery County Higher Ed. & Health Auth. Hosp. Rev. (Abington Memorial Hosp. Proj.):
Series 1993 A, 6% 6/1/22 (AMBAC Insured)	1,655	1,814
Series 2012 A, 5% 6/1/27 (Pre-Refunded to 6/1/22 @ 100)	3,400	3,725
Montgomery County Higher Ed. & Health Auth. Rev.:
Series 2014 A:
5% 10/1/21	1,095	1,152
5% 10/1/22	1,140	1,228
5% 10/1/23	325	358
5% 10/1/24	965	1,084
5% 10/1/25	865	973
5% 10/1/27	415	465
Series 2016 A:
5% 10/1/28	1,255	1,449
5% 10/1/29	2,150	2,473
5% 10/1/31	3,790	4,320
5% 10/1/36	6,790	7,654
5% 10/1/40	4,700	5,237
Northampton County Gen. Purp. Auth. Hosp. Rev.:
(St Lukes Hosp. & Health Ntw Proj.) Series 2016 A, 5% 8/15/36	615	720
(St. Luke's Univ. Health Network Proj.) Series 2018 A, 4% 8/15/48	10,545	11,302
Series 2016 A, 5% 8/15/46	24,835	28,990
Pennsylvania Higher Edl. Facilities Auth. Rev.:
(Drexel Univ. Proj.):
Series 2016, 5% 5/1/35	2,880	3,363
Series 2017:
5% 5/1/35	1,025	1,231
5% 5/1/37	1,295	1,547
5% 5/1/41	5,860	6,937
Series 2016:
5% 5/1/28	415	496
5% 5/1/32	1,040	1,225
5% 5/1/33	1,405	1,651
Series 2018 A, 5% 2/15/48	1,575	1,924
Philadelphia Arpt. Rev.:
Series 2017 A:
5% 7/1/25	830	994
5% 7/1/26	830	1,019
5% 7/1/27	660	827
Series 2017 B:
5% 7/1/22 (c)	1,820	1,990
5% 7/1/22	240	264
5% 7/1/23 (c)	1,240	1,395
5% 7/1/23	415	470
5% 7/1/25 (c)	2,900	3,428
5% 7/1/26 (c)	2,485	3,004
5% 7/1/27 (c)	2,070	2,550
5% 7/1/28 (c)	2,485	3,048
5% 7/1/29 (c)	1,865	2,276
5% 7/1/32 (c)	2,485	2,996
5% 7/1/33 (c)	1,865	2,244
5% 7/1/34 (c)	3,310	3,972
5% 7/1/37 (c)	3,725	4,434
5% 7/1/42 (c)	11,175	13,170
5% 7/1/47 (c)	15,730	18,433
Philadelphia Auth. For Indl. Series 2017, 5% 11/1/47	5,425	6,094
Philadelphia Gas Works Rev. Series 9, 5.25% 8/1/40	2,305	2,377
Philadelphia School District:
Series 2016 D:
5% 9/1/25	7,275	8,614
5% 9/1/26	7,600	9,161
5% 9/1/27	8,020	9,613
5% 9/1/28	6,705	8,022
Series 2016 F:
5% 9/1/28	11,600	13,878
5% 9/1/29	7,540	8,994
Series 2018 A:
5% 9/1/36	1,575	1,903
5% 9/1/37	910	1,095
5% 9/1/38	1,450	1,741
Series 2018 B, 5% 9/1/43	2,115	2,514
Series F:
5% 9/1/30	5,625	6,685
5% 9/1/30 (Pre-Refunded to 9/1/26 @ 100)	20	25
Philadelphia Wtr. & Wastewtr. Rev. Series 2018 A:
5% 10/1/35	4,190	5,221
5% 10/1/36	6,210	7,718
5% 10/1/48	6,000	7,293
Pittsburgh Wtr. & Swr. Auth. Wtr. & Swr. Sys. Rev.:
Series 2019 A, 5% 9/1/39 (FSA Insured)	2,315	2,879
Series 2019 A, 5% 9/1/44 (FSA Insured)	775	952
State Pub. School Bldg. Auth. Lease Rev. (Philadelphia School District Proj.) Series 2015 A, 5% 6/1/26	1,055	1,237
Union County Hosp. Auth. Rev. Series 2018 B:
5% 8/1/43	4,605	5,326
5% 8/1/48	5,335	6,139

TOTAL PENNSYLVANIA		347,228

Rhode Island - 0.4%
Rhode Island Health & Edl. Bldg. Corp. Higher Ed. Facilities Rev.:
Series 2016 B:
5% 9/1/31	655	752
5% 9/1/36	5,810	6,593
Series 2016, 5% 5/15/39	5,215	5,997
Rhode Island Hsg. & Mtg. Fin. Corp. Series 2019 70, 4% 10/1/49	1,680	1,839
Rhode Island Student Ln. Auth. Student Ln. Rev. Series A, 3.5% 12/1/34 (c)	2,865	3,018

TOTAL RHODE ISLAND		18,199

South Carolina - 3.7%
Charleston County Arpt. District Series 2019, 5% 7/1/43	2,085	2,587
Scago Edl. Facilities Corp. for Colleton School District (School District of Colleton County Proj.) Series 2015:
5% 12/1/25	2,275	2,678
5% 12/1/26	1,160	1,363
5% 12/1/28	4,690	5,505
South Carolina Hsg. Fin. & Dev. Auth. Mtg. Rev. Series 2019 A, 4% 1/1/50	2,525	2,784
South Carolina Jobs-Econ. Dev. Auth. Econ. Dev. Rev.:
(Bon Secours Health Sys. Proj.) Series 2013, 5% 11/1/28 (Pre-Refunded to 11/1/22 @ 100)	2,400	2,668
Series 2013, 5% 11/1/27 (Pre-Refunded to 11/1/22 @ 100)	7,535	8,377
South Carolina Ports Auth. Ports Rev.:
Series 2015 (AMT), 5% 7/1/45 (c)	4,315	4,922
Series 2015, 5.25% 7/1/55 (c)	5,280	6,054
South Carolina Pub. Svc. Auth. Rev.:
Series 2013 E, 5.5% 12/1/53	33,515	37,852
Series 2014 A:
5% 12/1/49	11,210	12,521
5.5% 12/1/54	12,985	14,789
Series 2014 C, 5% 12/1/46	3,895	4,406
Series 2015 A, 5% 12/1/50	5,180	5,884
Series 2015 C, 5% 12/1/22	6,985	7,741
Series 2015 E, 5.25% 12/1/55	6,195	7,175
Series 2016 A:
5% 12/1/29	2,485	2,990
5% 12/1/38	250	293
Series 2016 B:
5% 12/1/31	910	1,098
5% 12/1/41	12,515	14,733
Spartanburg County Reg'l. Health Series 2017 A:
4% 4/15/43	15,510	16,643
4% 4/15/48	10,815	11,537
5% 4/15/48	10,595	12,298

TOTAL SOUTH CAROLINA		186,898

South Dakota - 0.0%
South Dakota Health & Edl. Facilities Auth. Rev.:
(Avera Health Proj.) Series 2017, 5% 7/1/31	540	656
Series 2017:
5% 7/1/26	250	304
5% 7/1/28	250	308
5% 7/1/29	470	578

TOTAL SOUTH DAKOTA		1,846

Tennessee - 0.3%
Greeneville Health & Edl. Facilities Board Series 2018 A:
5% 7/1/23	815	911
5% 7/1/24	1,225	1,375
5% 7/1/25	1,225	1,373
Memphis-Shelby County Arpt. Auth. Arpt. Rev. Series 2010 B:
5.75% 7/1/23 (c)	4,820	4,976
5.75% 7/1/24 (c)	3,310	3,417
Metropolitan Nashville Arpt. Auth. Rev. Series 2015 B, 4% 7/1/25 (c)	1,755	1,979

TOTAL TENNESSEE		14,031

Texas - 8.1%
Argyle Independent School District 5.25% 8/15/40 (FSA Insured)	105	105
Arlington Spl. Tax Rev. Series 2018 C, 5% 2/15/45	2,565	2,665
Austin Arpt. Sys. Rev.:
Series 2014:
5% 11/15/26 (c)	830	971
5% 11/15/27 (c)	1,035	1,207
5% 11/15/28 (c)	1,240	1,443
5% 11/15/39 (c)	9,440	10,716
5% 11/15/44 (c)	23,065	26,051
Series 2017 B:
5% 11/15/28 (c)	830	1,004
5% 11/15/30 (c)	1,275	1,534
5% 11/15/32 (c)	1,005	1,201
5% 11/15/35 (c)	1,035	1,229
5% 11/15/37 (c)	1,165	1,376
5% 11/15/41 (c)	4,725	5,534
Austin Cmnty. College District Rev. (Convention Ctr. Proj.) Series 2002, 0% 2/1/22 (AMBAC Insured)	2,400	2,314
Central Reg'l. Mobility Auth.:
Series 2015 A:
5% 1/1/28	1,075	1,258
5% 1/1/30	1,365	1,594
5% 1/1/31	395	459
5% 1/1/32	830	962
5% 1/1/45	5,795	6,562
Series 2016:
5% 1/1/40	830	956
5% 1/1/46	565	645
Coppell Independent School District 0% 8/15/20	1,655	1,636
Corpus Christi Util. Sys. Rev. 5% 7/15/24	1,865	2,042
Cypress-Fairbanks Independent School District Series 2014 C, 5% 2/15/44	2,365	2,690
Dallas Area Rapid Transit Sales Tax Rev. Series 2016 A, 5% 12/1/33	2,150	2,570
Dallas Fort Worth Int'l. Arpt. Rev.:
Series 2012 D, 5% 11/1/42 (c)	2,295	2,429
Series 2012 H, 5% 11/1/42 (c)	3,095	3,276
Dallas Gen. Oblig. Series 2017:
5% 2/15/29	5,445	6,756
5% 2/15/30	1,350	1,669
Dallas Independent School District Series 2016 A, 4% 2/15/29	1,190	1,337
DeSoto Independent School District 0% 8/15/20	2,760	2,725
Grand Parkway Trans. Corp.:
Series 2013 B:
5% 4/1/53	1,250	1,394
5.25% 10/1/51	39,755	45,127
5.5% 4/1/53	5,330	6,014
Series 2018 A:
5% 10/1/38	2,655	3,254
5% 10/1/43	830	1,003
Harris County Cultural Ed. Facilities Fin. Corp. Med. Facilities Rev. (Baylor College of Medicine Proj.) Series 2012 A, 5% 11/15/37	4,510	4,966
Harris County Cultural Ed. Facilities Fin. Corp. Rev. (Texas Childrens Hosp., Proj.) Series 2015-1 5% 10/1/29	1,115	1,329
Harris County Gen. Oblig. Series 2002:
0% 8/15/24 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	830	769
0% 8/15/25 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,485	2,257
0% 8/15/28 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	4,140	3,513
Houston Arpt. Sys. Rev.:
Series 2011 A:
5% 7/1/23 (c)	2,485	2,634
5% 7/1/24 (c)	1,035	1,097
5% 7/1/25 (c)	1,240	1,314
Series 2012 A:
5% 7/1/21 (c)	3,135	3,322
5% 7/1/23 (c)	495	541
Series 2018 A, 5% 7/1/41 (c)	1,000	1,200
Series 2018 C:
5% 7/1/29 (c)	1,655	2,066
5% 7/1/30 (c)	1,765	2,191
5% 7/1/31 (c)	1,240	1,531
5% 7/1/32 (c)	1,450	1,783
Houston Gen. Oblig. Series 2017 A:
5% 3/1/29	3,150	3,890
5% 3/1/30	4,140	5,101
5% 3/1/31	3,835	4,703
5% 3/1/32	1,635	1,997
Houston Independent School District Series 2017, 5% 2/15/35	4,700	5,721
Houston Util. Sys. Rev. Series 2018 D, 5% 11/15/43	2,445	3,014
Irving Hosp. Auth. Hosp. Rev. Series 2017 A:
5% 10/15/28	390	464
5% 10/15/30	1,570	1,851
5% 10/15/32	830	966
5% 10/15/36	545	627
5% 10/15/37	930	1,066
5% 10/15/38	1,325	1,516
5% 10/15/44	1,310	1,485
Love Field Arpt. Modernization Rev.:
Series 2015:
5% 11/1/26 (c)	830	989
5% 11/1/27 (c)	1,780	2,114
5% 11/1/28 (c)	2,755	3,263
5% 11/1/29 (c)	1,655	1,952
5% 11/1/32 (c)	3,055	3,569
Series 2017:
5% 11/1/22 (c)	620	685
5% 11/1/23 (c)	910	1,034
5% 11/1/24 (c)	830	968
5% 11/1/25 (c)	830	991
5% 11/1/26 (c)	830	1,013
5% 11/1/27 (c)	830	1,009
5% 11/1/28 (c)	1,450	1,757
5% 11/1/29 (c)	1,035	1,249
5% 11/1/30 (c)	830	996
5% 11/1/31 (c)	1,840	2,199
5% 11/1/32 (c)	2,135	2,543
5% 11/1/33 (c)	830	987
5% 11/1/34 (c)	830	984
5% 11/1/36 (c)	830	980
Lower Colorado River Auth. Rev. Series 2015 D:
5% 5/15/28	1,820	2,153
5% 5/15/30	4,140	4,876
New Hope Cultural Ed. Facilities Finc (Childrens Med. Ctr. of Dallas) Series 2017 A:
5% 8/15/27	625	783
5% 8/15/29	1,655	2,052
5% 8/15/47	1,890	2,243
Newark Higher Ed. Fin. Corp. (Abilene Christian Univ. Proj.) Series 2016 A:
5% 4/1/27	595	702
5% 4/1/30	2,825	3,298
North Texas Tollway Auth. Rev.:
(Sr. Lien Proj.) Series 2017 A:
5% 1/1/31	830	993
5% 1/1/33	975	1,186
5% 1/1/34	1,240	1,505
5% 1/1/34	2,485	3,380
5% 1/1/35	1,820	2,203
5% 1/1/36	4,965	5,988
5% 1/1/37	6,625	7,966
5% 1/1/38	2,690	2,982
(Sub Lien Proj.) Series 2017 B:
5% 1/1/26	740	824
5% 1/1/30	350	418
5% 1/1/31	495	589
Series 2008 I, 6.2% 1/1/42 (Assured Guaranty Corp. Insured)	6,870	8,422
Series 2014 A, 5% 1/1/25	4,965	5,703
Series 2015 A, 5% 1/1/32	2,775	3,226
Series 2015 B, 5% 1/1/40	8,280	9,174
Series 2016 A, 5% 1/1/36	1,035	1,221
San Antonio Arpt. Sys. Rev.:
Series 2007 (AMT), 5.25% 7/1/20 (FSA Insured) (c)	2,660	2,669
Series 2007 (AMT-SUB LIEN), 5.25% 7/1/20 (FSA Insured) (c)	2,295	2,303
San Antonio Gen. Oblig. Series 2018, 5% 8/1/37	1,805	2,260
San Antonio Independent School District Series 2016, 5% 8/15/31	3,590	4,374
Southwest Higher Ed. Auth. Rev. (Southern Methodist Univ., TX. Proj.) Series 2017:
5% 10/1/29	375	471
5% 10/1/30	580	724
5% 10/1/31	520	645
5% 10/1/39	1,030	1,251
5% 10/1/40	830	1,006
Tarrant County Cultural Ed. Facilities Fin. Corp. Hosp. Rev. (Scott & White Healthcare Proj.) Series 2013 A, 5% 8/15/43	3,310	3,657
Tarrant County Cultural Ed. Facilities Fin. Corp. Rev. Series 2016 A:
4% 2/15/35	4,140	4,581
5% 2/15/25	710	840
Texas Dept. of Hsg. & Cmnty. Affairs Multi-family Hsg. Rev. Series 2019, 2.95% 7/1/36	4,605	4,763
Texas Dept. of Hsg. & Cmnty. Affairs Single Family Mtg. Rev. Series 2019 A, 4% 3/1/50	4,770	5,314
Texas Gen. Oblig. Series 2017 B, 5% 10/1/36	3,190	3,925
Texas Private Activity Bond Surface Trans. Corp. Series 2013, 6.75% 6/30/43 (c)	12,420	14,457
Texas State Univ. Sys. Fing. Rev. Series 2017 A:
5% 3/15/29	3,530	4,377
5% 3/15/31	2,690	3,310
Travis County Gen. Oblig. Series 2019 A, 5% 3/1/38	1,850	2,330
Univ. of Houston Univ. Revs. Series 2017 A:
5% 2/15/32	5,115	6,119
5% 2/15/33	3,310	3,951
5% 2/15/34	4,140	4,933
5% 2/15/35	4,140	4,921
5% 2/15/36	2,485	2,951
Univ. of North Texas Univ. Rev.:
Series 2017 A, 5% 4/15/32	1,740	2,127
Series 2018 A, 5% 4/15/44	830	1,006
Univ. of Texas Permanent Univ. Fund Rev. Series 2016 B, 5% 7/1/29	1,685	2,066
Weatherford Independent School District 0% 2/15/33	5,785	4,289

TOTAL TEXAS		413,411

Utah - 1.9%
Salt Lake City Arpt. Rev.:
Series 2017 A:
5% 7/1/22 (c)	1,655	1,807
5% 7/1/24 (c)	1,450	1,671
5% 7/1/25 (c)	1,655	1,955
5% 7/1/27 (c)	3,500	4,315
5% 7/1/29 (c)	3,090	3,782
5% 7/1/30 (c)	2,275	2,771
5% 7/1/31 (c)	4,345	5,272
5% 7/1/32 (c)	4,760	5,754
5% 7/1/33 (c)	3,310	3,993
5% 7/1/34 (c)	7,830	9,421
5% 7/1/35 (c)	3,310	3,972
5% 7/1/36 (c)	4,470	5,352
5% 7/1/37 (c)	3,520	4,201
5% 7/1/42 (c)	20,290	23,975
Series 2018 A:
5% 7/1/31 (c)	2,000	2,474
5% 7/1/32 (c)	4,310	5,308
5% 7/1/33 (c)	1,420	1,745
5.25% 7/1/48 (c)	5,655	6,881
Utah Associated Muni. Pwr. Sys. Rev. (Payson Pwr. Proj.) 5% 9/1/22	2,635	2,900

TOTAL UTAH		97,549

Vermont - 0.2%
Vermont Edl. & Health Bldg. Fin. Agcy. Rev. (Champlain College Proj.) Series 2016 A:
5% 10/15/41	3,810	4,321
5% 10/15/46	4,720	5,321
Vermont Student Assistant Corp. Ed. Ln. Rev. Series 2019 A, 5% 6/15/28 (c)	1,430	1,751

TOTAL VERMONT		11,393

Virginia - 0.6%
Fredericksburg Econ. Dev. Auth. Rev. Series 2014:
5% 6/15/25	3,860	4,460
5% 6/15/30	1,035	1,188
Stafford County Econ. Dev. Auth. Hosp. Facilities Rev.:
(Mary Washington Hosp. Proj.) Series 2016, 3% 6/15/29	525	556
Series 2016:
4% 6/15/37	595	639
5% 6/15/27	1,240	1,498
5% 6/15/30	540	647
5% 6/15/33	350	415
5% 6/15/34	665	786
5% 6/15/35	1,820	2,145
Virginia College Bldg. Auth. Edl. Facilities Rev. Series 2015 A:
5% 1/1/35	830	965
5% 1/1/40	1,865	2,157
Virginia Commonwealth Trans. Board Rev. (Virginia Gen. Oblig. Proj.) Series 2017 A, 5% 5/15/32	725	909
Virginia Small Bus. Fing. Auth. (95 Express Lane LLC Proj.) Series 2012:
5% 7/1/34 (c)	4,965	5,317
5% 1/1/40 (c)	995	1,060
Winchester Econ. Dev. Auth. Series 2015:
5% 1/1/31	2,070	2,451
5% 1/1/34	1,240	1,449
5% 1/1/35	1,240	1,447
5% 1/1/44	830	949

TOTAL VIRGINIA		29,038

Washington - 1.4%
Clark County School District #37, Vancouver Series 2001 C, 0% 12/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,680	1,676
Port of Seattle Rev. Series 2016 B:
5% 10/1/28 (c)	2,900	3,474
5% 10/1/30 (c)	1,655	1,970
Port of Seattle Spl. Facility Rev. Series 2013:
5% 6/1/21 (c)	1,110	1,175
5% 6/1/22 (c)	830	906
5% 6/1/24 (c)	1,290	1,450
Spokane Pub. Facilities District Hotel/Motel Tax & Sales/Use Tax Rev. Series 2013 B:
5% 12/1/25	4,635	5,196
5% 12/1/27	3,415	3,820
Washington Gen. Oblig.:
Series 2015 C:
5% 2/1/33	2,790	3,267
5% 2/1/34	3,450	4,033
Series R-2017 A, 5% 8/1/30	1,685	2,061
Washington Health Care Facilities Auth. Rev.:
(Overlake Hosp. Med. Ctr., WA. Proj.) Series 2017 B:
5% 7/1/25	675	801
5% 7/1/27	1,285	1,597
5% 7/1/28	1,570	1,966
5% 7/1/29	615	767
5% 7/1/30	735	911
5% 7/1/31	870	1,073
5% 7/1/32	1,655	2,031
5% 7/1/33	2,345	2,867
5% 7/1/34	540	657
5% 7/1/42	4,685	5,547
(Providence Health Systems Proj.) Series 2012 A, 5% 10/1/25	4,245	4,684
Series 2015:
5% 1/1/25	1,655	1,937
5% 1/1/27	1,910	2,244
Washington Higher Ed. Facilities Auth. Rev. (Whitworth Univ. Proj.) Series 2016 A:
5% 10/1/27	1,770	2,087
5% 10/1/28	1,825	2,147
5% 10/1/35	1,880	2,166
5% 10/1/36	2,845	3,271
5% 10/1/40	2,795	3,176
Washington Hsg. Fin. Commission Nonprofit Hsg. Rev. (Judson Park Proj.) Series 2018:
4% 7/1/28 (d)	100	106
5% 7/1/33 (d)	125	138
5% 7/1/38 (d)	100	109
5% 7/1/48 (d)	400	432

TOTAL WASHINGTON		69,742

West Virginia - 0.3%
West Virginia Econ. Dev. Auth. Solid Waste Disp. Facilities Rev. Bonds (Appalachian Pwr. Co. Amos Proj.) Series 2011 A, 1.7%, tender 9/1/20 (a)(c)	2,575	2,574
West Virginia Hosp. Fin. Auth. Hosp. Rev. Series 2018 A:
5% 1/1/31	1,355	1,672
5% 1/1/32	1,120	1,374
West Virginia Univ. Revs. (West Virginia Univ. Projs.) Series 2014 A, 5% 10/1/44	6,290	7,165

TOTAL WEST VIRGINIA		12,785

Wisconsin - 1.6%
Pub. Fin. Auth. Hosp. Rev. Series 2019 A, 5% 10/1/44	5,850	7,054
Pub. Fin. Auth. Rev. (Denver Great Hall LLC. Proj.) Series 2017, 5% 9/30/49 (c)	15,085	15,539
Pub. Fin. Auth. Sr Liv Rev. (Mary's Woods At Marylhurst, Inc. Proj.) Series 2017 A:
5% 5/15/21 (d)	250	262
5% 5/15/25 (d)	920	1,051
5% 5/15/28 (d)	1,095	1,255
5.25% 5/15/37 (d)	335	379
5.25% 5/15/42 (d)	415	466
5.25% 5/15/47 (d)	410	459
5.25% 5/15/52 (d)	775	865
Pub. Fin. Auth. Wis Edl. Facilities Series 2016:
5% 1/1/37	5,325	5,921
5% 1/1/42	4,275	4,710
Pub. Fin. Auth. Wisconsin Retirement Facility Rev. Series 2018:
5% 10/1/43 (d)	735	816
5% 10/1/48 (d)	880	975
5% 10/1/53 (d)	2,330	2,574
Wisconsin Health & Edl. Facilities:
(Ascension Health Cr. Group Proj.) Series 2016 A, 5% 11/15/36	4,140	4,915
Series 2010:
5.75% 7/1/30 (Pre-Refunded to 7/1/20 @ 100)	970	1,002
5.75% 7/1/30 (Pre-Refunded to 7/1/20 @ 100)	1,645	1,699
Series 2014:
4% 5/1/33	2,920	3,074
5% 5/1/22	660	710
Series 2016 A:
5% 2/15/28	1,965	2,327
5% 2/15/29	2,550	3,010
5% 2/15/30	2,805	3,297
Series 2016:
4% 2/15/38 (Pre-Refunded to 8/15/25 @ 100)	1,000	1,142
5% 2/15/29 (Pre-Refunded to 8/15/25 @ 100)	360	431
Series 2017 A:
5% 9/1/31	830	971
5% 9/1/33	1,425	1,652
5% 9/1/35	1,575	1,809
Wisconsin Health & Edl. Facilities Auth. Rev.:
(Agnesian HealthCare, Inc. Proj.):
Series 2010, 5.5% 7/1/40 (Pre-Refunded to 7/1/20 @ 100)	2,380	2,453
Series 2013 B:
5% 7/1/27 (Pre-Refunded to 7/1/23 @ 100)	1,000	1,131
5% 7/1/36 (Pre-Refunded to 7/1/23 @ 100)	4,905	5,549
Series 2012:
4% 10/1/23	2,070	2,222
5% 6/1/27	1,840	1,978

TOTAL WISCONSIN		81,698

TOTAL MUNICIPAL BONDS
(Cost $4,661,625)		4,991,534
	Shares	Value (000s)

Money Market Funds - 1.2%
Fidelity Municipal Cash Central Fund 1.67% (g)(h)
(Cost $61,727)	61,733,196	61,739
TOTAL INVESTMENT IN SECURITIES - 99.2%
(Cost $4,723,352)		5,053,273
NET OTHER ASSETS (LIABILITIES) - 0.8%		40,516
NET ASSETS - 100%		$5,093,789

Legend

 (a) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (b) Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.

 (c) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.

 (d) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $46,282,000 or 0.9% of net assets.

 (e) Security initially issued in zero coupon form which converts to coupon form at a specified rate and date. The rate shown is the rate at period end.

 (f) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

 (g) Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Municipal Cash Central Fund.

 (h) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
(Amounts in thousands)
Fidelity Municipal Cash Central Fund	$749
Total	$749

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Municipal securities are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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